UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.7%
Aerospace & Defense — 2.3%
BE Aerospace, Inc.	48,050	2,298,472
TransDigm Group, Inc.(a)	6,970	1,948,254
		4,246,726
Airlines — 1.2%
Allegiant Travel Co.	16,932	2,197,266

Banks — 1.4%
First Republic Bank	34,860	2,498,416

Biotechnology — 5.3%
Alkermes plc(a)	46,510	2,320,849
ARIAD Pharmaceuticals, Inc.(a)	317,380	3,018,283
Merrimack Pharmaceuticals, Inc.(a)	253,260	1,468,908
Neurocrine Biosciences, Inc.(a)	54,650	2,745,070
		9,553,110
Building Products — 5.0%
A.O. Smith Corp.	27,205	2,527,072
Builders FirstSource, Inc.(a)	256,430	3,305,383
Lennox International, Inc.	21,275	3,335,919
		9,168,374
Capital Markets — 2.9%
Affiliated Managers Group, Inc.(a)	17,005	2,495,994
Raymond James Financial, Inc.	51,910	2,849,859
		5,345,853
Chemicals — 4.8%
Axalta Coating Systems Ltd.(a)	122,240	3,489,952
PolyOne Corp.	70,970	2,488,918
W.R. Grace & Co.	36,740	2,750,724
		8,729,594
Commercial Services & Supplies — 1.7%
Knoll, Inc.	122,390	3,090,348

Construction & Engineering — 0.5%
MasTec, Inc.(a)	37,940	927,633

Construction Materials — 1.0%
Summit Materials, Inc., Class A(a)	82,910	1,835,627

Distributors — 2.0%
LKQ Corp.(a)	107,560	3,698,988

Diversified Consumer Services — 0.9%
Nord Anglia Education, Inc.(a)	79,060	1,721,136

Diversified Financial Services — 1.8%
MSCI, Inc.	37,360	3,214,454

Diversified Telecommunication Services — 0.6%
Zayo Group Holdings, Inc.(a)	41,670	1,179,261

Electronic Equipment, Instruments & Components — 1.1%
VeriFone Systems, Inc.(a)	109,200	2,092,272

Energy Equipment & Services — 1.0%
Oil States International, Inc.(a)	57,780	1,786,558

Food Products — 0.8%
Pinnacle Foods, Inc.	28,540	1,432,993

Health Care Equipment & Supplies — 7.9%
Align Technology, Inc.(a)	39,290	3,502,704
DexCom, Inc.(a)	44,010	4,059,042
STERIS plc	55,950	3,969,653
Wright Medical Group NV(a)	130,678	2,865,769
		14,397,168
Health Care Providers & Services — 3.3%
Quest Diagnostics, Inc.	42,660	3,684,118
Team Health Holdings, Inc.(a)	56,150	2,293,166
		5,977,284
Hotels, Restaurants & Leisure — 5.9%
Aramark	118,060	4,232,450
Jack in the Box, Inc.	36,010	3,182,924
Vail Resorts, Inc.	23,110	3,306,348
		10,721,722
Insurance — 2.1%
Assurant, Inc.	45,650	3,789,407

Internet Software & Services — 3.4%
Costar Group, Inc.(a)	16,950	3,523,905
Criteo SA, ADR(a)	38,900	1,718,991
Shopify, Inc.(a)	30,620	1,049,347
		6,292,243
IT Services — 4.0%
Genpact Ltd.(a)	30,910	827,461
Sabre Corp.	91,290	2,661,104
Total System Services, Inc.	73,090	3,721,742
		7,210,307
Life Sciences Tools & Services — 2.6%
Mettler-Toledo International, Inc.(a)	11,719	4,818,970

Machinery — 3.7%
Flowserve Corp.	48,310	2,311,634
Middleby Corp.(a)	21,995	2,647,757
Snap-on, Inc.	11,640	1,829,459
		6,788,850
Media — 3.9%
Interpublic Group of Cos., Inc.	113,730	2,622,614
Lions Gate Entertainment Corp.	90,620	1,811,494
Nexstar Broadcasting Group, Inc.,
Class A	54,600	2,760,030
		7,194,138
Pharmaceuticals — 4.2%
Jazz Pharmaceuticals plc(a)	29,688	4,481,998
Nektar Therapeutics(a)	70,560	1,219,982
Pacira Pharmaceuticals, Inc.(a)	54,460	1,974,175
		7,676,155
Professional Services — 3.1%
IHS Markit Ltd.(a)	89,389	3,105,366
Transunion(a)	82,050	2,684,676
		5,790,042
Real Estate Investment Trusts — 2.8%
Apartment Investment & Management
Co.	14,230	654,153
STAG Industrial, Inc.	63,070	1,600,717
Starwood Property Trust, Inc.	130,290	2,840,322
		5,095,192

HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.	11,080	1,212,928

Road & Rail — 1.4%
Old Dominion Freight Line, Inc.(a)	38,040	2,649,866

Semiconductors & Semiconductor Equipment — 3.5%
Microsemi Corp.(a)	66,350	2,587,650
On Semiconductor Corp.(a)	384,700	3,858,541
		6,446,191
Software — 6.6%
Cyberark Software Ltd.(a)	37,750	2,128,723
Fleetmatics Group plc(a)	20,700	889,272
Fortinet, Inc.(a)	95,820	3,323,996
QLIK Technologies, Inc.(a)	66,060	1,995,012
Splunk, Inc.(a)	58,880	3,682,355
		12,019,358
Specialty Retail — 1.2%
Ulta Salon, Cosmetics & Fragrance,
Inc.(a)	8,425	2,200,694

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(a)	26,670	2,070,925

Trading Companies & Distributors — 2.0%
HD Supply Holdings, Inc.(a)	100,910	3,651,933

TOTAL COMMON STOCKS
(COST $161,510,789)		178,721,982

Investment Company — 2.9%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.25%(b)	5,291,457	5,291,457

TOTAL INVESTMENT COMPANY
(Cost $5,291,457)		5,291,457
TOTAL INVESTMENT SECURITIES
(Cost $166,802,246) — 100.6%		184,013,439
Other Assets (Liabilities) - (0.6)%		(1,065,988)
NET ASSETS - 100%		$182,947,451
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ADR	American Depositary Receipt

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio		11,100,817
TOTAL INVESTMENT SECURITIES - 100.0%
(COST $10,023,867)		11,100,817
Other Assets (Liabilities) - –%		(3,884)
NET ASSETS - 100%		$11,096,933

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (ADVISOR)

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio		171,846,634
TOTAL INVESTMENT SECURITIES - 100.0%
(COST $156,141,087)		171,846,634
Other Assets (Liabilities) - –%		(72,280)
NET ASSETS - 100%		$171,774,354

See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)
Corporate Bond — 0.5%
Banking — 0.5%
JPMorgan Chase Bank N.A.,
0.78%, 9/22/16 (a)	35,750,000	35,749,875

TOTAL Corporate Bond (Cost $35,749,875)		35,749,875

Certificates of Deposit — 38.1%
Banking — 38.1%
Bank of America N.A., 0.82%,
11/14/16(a)	74,000,000	74,000,000
Bank of Montreal Chicago, 0.75%,
8/18/16	40,000,000	40,000,000
Bank of Montreal Chicago, 0.81%,
9/2/16(a)	100,000,000	100,000,000
Bank of Montreal Chicago, 0.82%,
12/2/16(a)	100,000,000	100,000,000
Bank of Nova Scotia Houston,
0.70%, 8/5/16(a)	20,000,000	20,000,000
Bank of Nova Scotia Houston,
0.81%, 8/10/16(a)	40,000,000	40,000,120
Bank of Nova Scotia Houston,
0.85%, 8/29/16	73,000,000	73,000,000
Bank of Nova Scotia Houston,
0.87%, 12/6/16(a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.79%, 8/11/16	41,000,000	41,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.48%, 8/19/16	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.83%, 8/29/16	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.87%, 10/3/16(a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.86%, 11/14/16(a)	60,000,000	60,000,000
BNP Paribas, N.Y., 0.88%,
11/14/16(a)	65,000,000	65,000,000
Canadian Imperial Bank
Commercial, N.Y., 0.82%,
11/10/16(a)	60,000,000	60,000,000
China Construction Bank Corp.,
N.Y., 0.49%, 8/3/16	170,000,000	170,000,000
Citibank N.A., 0.63%, 9/1/16	150,000,000	150,000,000
Cooperatieve Rabobank UA,
0.89%, 11/1/16	30,000,000	30,001,756
Credit Industriel et Commercial,
N.Y., 0.87%, 10/5/16(a)	50,000,000	50,000,000
Credit Industriel et Commercial,
N.Y., 0.87%, 10/7/16(a)	25,000,000	25,000,000
Credit Industriel et Commercial,
N.Y., 0.89%, 11/4/16(a)	75,000,000	75,000,000
DZ Bank, N.Y., 0.55%, 8/12/16	50,000,000	49,999,990
DZ Bank, N.Y., 0.55%, 9/12/16	50,000,000	50,000,000
Industrial & Commercial Bank of
China, Ltd., N.Y., 0.49%, 8/3/16	170,000,000	170,000,000
Kookmin Bank, N.Y., 0.43%,
8/4/16	50,000,000	50,000,000
Kookmin Bank, N.Y., 0.43%,
8/5/16	50,000,000	50,000,000
Landesbank Hessen, N.Y., 0.46%,
9/12/16	50,000,000	50,000,000
Mizuho Corporate Bank, N.Y.,
0.61%, 8/17/16	135,000,000	135,000,000
Norinchukin Bank, N.Y., 0.61%,
8/23/16	45,000,000	45,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.51%, 9/2/16	39,000,000	39,000,000
Rabobank, 0.68%, 8/9/16(a)	15,000,000	15,000,000
Rabobank, 0.83%, 11/17/16(a)	40,000,000	40,000,000
Royal Bank of Canada, N.Y.,
0.70%, 8/8/16(a)	10,000,000	10,000,000
Sumitomo Mitsui Bank, N.Y.,
0.64%, 8/15/16	40,000,000	39,999,985
Sumitomo Mitsui Bank, N.Y.,
0.85%, 8/24/16	20,000,000	20,000,087
Sumitomo Mitsui Bank, N.Y.,
0.72%, 10/12/16	60,000,000	60,000,000
Sumitomo Mitsui Trust, N.Y.,
0.65%, 8/2/16	42,000,000	42,000,162
Sumitomo Mitsui Trust, N.Y.,
0.42%, 8/5/16	35,000,000	35,000,000
Svenska Handelsbank, Inc.,
0.46%, 8/26/16	65,000,000	65,000,223
Toronto Dominion Bank, N.Y.,
0.84%, 8/19/16	50,000,000	50,000,000
UBS AG Stamford Ct, 0.87%,
12/2/16(a)	50,000,000	50,000,000
UBS AG Stamford Ct, 0.85%,
12/2/16(a)	50,000,000	50,000,000
Wells Fargo Bank N.A., 0.87%,
11/4/16	35,000,000	35,000,000
Wells Fargo Bank N.A., 0.90%,
11/15/16	50,000,000	50,000,000
Wells Fargo Bank N.A., 0.84%,
11/21/16(a)	30,000,000	30,000,000
Westpac Banking Corp., N.Y.,
0.85%, 11/14/16(a)	46,000,000	46,000,000
		2,675,002,323
TOTAL CERTIFICATES OF DEPOSIT
(COST $2,675,002,323)		2,675,002,323

Commercial Paper and Notes — 28.5%
Banking — 21.2%
Antalis US Funding Corp., 0.46%,
8/8/16(b)(c)	25,000,000	24,997,472
Antalis US Funding Corp., 0.64%,
8/24/16(b)(c)	10,000,000	9,995,720
Bank of Nova Scotia Houston,
0.91%, 11/1/16(b)(c)	16,951,000	16,911,146
BNP Paribas, N.Y., 0.31%,
8/4/16(c)	250,000,000	249,991,457
BNP Paribas, N.Y., 0.95%,
12/1/16(c)	35,000,000	34,887,320
BNZ International Funding, 0.87%,
11/18/16(a)(b)	42,000,000	42,000,000
Caisse Centrale Desjardins,
0.39%, 8/9/16(b)(c)	25,000,000	24,997,556
Caisse Centrale Desjardins,
0.95%, 11/28/16(b)(c)	30,000,000	29,905,792
Caisse DES Depots Et
Consignations, 0.46%,
8/30/16(b)(c)	65,000,000	64,974,867
Canadian Imperial Holdings,
0.49%, 9/8/16(c)	27,000,000	26,985,750
Commonwealth Bank of Australia,
0.84%, 11/15/16(a)(b)	75,000,000	75,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)
Commercial Paper and Notes, continued
Banking, continued
Commonwealth Bank of Australia,
0.82%, 11/28/16(a)(b)	94,000,000	94,000,000
Cooperatieve Rabobank UA,
0.69%, 8/1/16(c)	35,000,000	35,000,000
Cooperatieve Rabobank UA,
0.84%, 11/7/16(c)	60,000,000	59,861,983
Helaba Landesbank Hessen-
Thuringen Girozentiale, 0.50%,
8/11/16(b)(c)	35,000,000	34,994,653
JPMorgan Securities LLC, 0.85%,
10/28/16(c)	20,000,000	19,957,956
MetLife Short Term Funding LLC,
0.51%, 8/8/16(b)(c)	25,000,000	24,997,181
MetLife Short Term Funding LLC,
0.42%, 8/24/16(b)(c)	24,000,000	23,993,253
Mitsubishi UFJ Trust & Bank, N.Y.,
0.55%, 8/3/16(c)	30,000,000	29,998,617
National Australian Bank Ltd.,
0.70%, 8/8/16(b)(c)	55,450,000	55,441,374
National Bank Canada, N.Y.,
0.45%, 8/26/16(b)(c)	50,000,000	49,983,681
National Bank Canada, N.Y.,
0.90%, 9/23/16(b)	85,000,000	85,012,380
Oversea-Chinese Banking Corp.
Ltd., 0.69%, 8/31/16(c)	83,000,000	82,950,890
Societe' Generale N.A., 0.72%,
10/3/16(c)	20,000,000	19,974,275
Societe' Generale N.A., 0.90%,
11/1/16(c)	35,000,000	34,918,606
Sumitomo Mitsui Trust, N.Y.,
0.66%, 9/1/16(b)(c)	60,000,000	59,964,867
Svenska Handelsbank, Inc.,
0.64%, 8/9/16(b)(c)	20,000,000	19,996,800
Svenska Handelsbank, Inc.,
0.83%, 11/1/16(b)(c)	50,000,000	49,893,306
Westpac Banking Corp., 0.78%,
8/24/16(b)(c)	53,000,000	52,972,573
Westpac Securities NZ Ltd.,
0.86%, 11/8/16(a)(b)	50,000,000	50,000,000
		1,484,559,475
Finance — 7.3%
Canadian National Railway,
0.36%, 8/4/16(b)(c)	16,000,000	15,999,360
Canadian National Railway,
0.44%, 8/12/16(b)(c)	10,000,000	9,998,533
Canadian National Railway,
0.47%, 8/17/16(b)(c)	18,000,000	17,996,000
Collateralized CP II Co. LLC,
0.77%, 8/22/16(b)(c)	32,000,000	31,984,880
Collateralized CP II Co. LLC,
0.87%, 10/3/16(b)(c)	25,000,000	24,961,500
Collateralized CP II Co. LLC,
0.84%, 11/21/16(a)	39,000,000	39,000,000
Erste Abwicklungsanstalt, 0.32%,
8/2/16(b)(c)	34,000,000	33,999,395
Erste Abwicklungsanstalt, 0.47%,
8/15/16(b)(c)	25,000,000	24,995,139
Erste Abwicklungsanstalt, 0.63%,
8/22/16(b)(c)	100,000,000	99,961,501
Erste Abwicklungsanstalt, 0.64%,
9/27/16(a)(b)	70,000,000	70,000,000
John Deere Canada ULC, 0.41%,
8/18/16(b)(c)	25,000,000	24,994,924
Manhattan Asset Funding Co.,
0.50%, 8/17/16(b)(c)	25,000,000	24,994,111
Old Line Funding LLC, 0.66%,
9/22/16(a)(b)	30,000,000	30,000,000
Siemens Capital Co. LLC, 0.45%,
8/26/16(b)(c)	61,000,000	60,980,090
		509,865,433
TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,994,424,908)		1,994,424,908

Yankee Dollar — 1.5%
Banking — 1.5%
Toronto Dominion Bank, N.Y.,
1.63%, 9/14/16 (b)	102,000,000	102,108,919

TOTAL Yankee Dollar (Cost $102,108,919)		102,108,919

Time Deposits — 29.4%
ABN AMRO Bank NV, 0.32%,
8/1/16	125,000,000	125,000,000
Australia & New Zealand Bank,
0.30%, 8/1/16	335,000,000	335,000,000
Credit Industriel Et Commercial,
N.Y., 0.30%, 8/1/16	200,000,000	200,000,000
Credit Agricole Cib, N.Y., 0.30%,
8/1/16	263,000,000	263,000,000
DBS Bank, Ltd., 0.41%, 8/3/16	200,000,000	200,000,000
DNB NOR BANK ASA, 0.30%,
8/1/16	175,000,000	175,000,000
LLOYD'S TSB Bank PLC, 0.30%,
8/1/16	200,000,000	200,000,000
Natixis, 0.30%, 8/1/16	290,000,000	290,000,000
National Bank of Kuwait, 0.32%,
8/1/16	50,000,000	50,000,000
Nordea Bank AB, 0.29%, 8/1/16	75,000,000	75,000,000
Skandinaviska Enskilda Banken
AB (Seb), 0.39%, 8/1/16	150,000,000	150,000,000

TOTAL TIME DEPOSITS
(Cost $2,063,000,000)		2,063,000,000
TOTAL INVESTMENT SECURITIES
(Cost $6,870,286,025) — 98.0%		6,870,286,025
Other Assets (Liabilities) - 2.0%		139,518,430
NET ASSETS - 100%		$7,009,804,455
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on July 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
ULC	Unlimited Liability Co.
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)
U.S. Government and Government Agency Obligations — 51.8%
Federal Farm Credit Bank — 5.8%
0.43%, 9/21/16(a)	65,000,000	65,000,000
0.45%, 8/10/16(a)	50,000,000	49,999,877
0.48%, 12/28/16(b)	41,000,000	40,918,547
0.50%, 4/10/17(a)	50,000,000	49,996,512
0.52%, 4/28/17(a)	50,000,000	49,999,174
0.52%, 4/26/17(a)	10,175,000	10,171,282
0.53%, 9/19/16(a)	25,743,000	25,744,046
0.53%, 4/17/17(a)	20,604,000	20,605,626
		312,435,064
Federal Home Loan Bank — 31.9%
0.31%, 9/2/16(b)	240,000,000	239,931,733
0.36%, 8/31/16(b)	305,155,000	305,060,191
0.43%, 1/9/17(a)	85,000,000	85,000,000
0.43%, 8/26/16(b)	55,704,000	55,686,786
0.45%, 11/18/16(a)	200,000,000	200,000,000
0.45%, 11/3/16(a)	63,000,000	63,000,000
0.47%, 10/7/16(a)	50,000,000	50,000,000
0.48%, 8/21/17(a)	100,000,000	100,000,000
0.50%, 11/25/16(b)	32,610,000	32,557,462
0.52%, 9/16/16	150,000,000	149,994,975
0.55%, 11/2/17(a)	50,000,000	49,973,485
0.56%, 11/16/16(b)	30,000,000	29,950,067
0.59%, 10/10/17(a)	100,000,000	100,000,000
0.61%, 9/29/17(a)	100,000,000	100,067,750
0.61%, 1/8/18(a)	100,000,000	100,000,000
0.65%, 10/27/17(a)	8,000,000	8,000,220
0.65%, 10/27/17(a)	8,000,000	8,000,220
		1,677,222,889
Federal Home Loan Mortgage Corp. — 6.6%
0.43%, 8/17/16(a)	100,000,000	100,000,000
0.48%, 1/13/17(a)	232,500,000	232,489,623
0.53%, 4/27/17(a)	16,000,000	15,994,160
		348,483,783
Federal National Mortgage Association — 7.5%
0.48%, 10/5/17(a)	100,000,000	99,988,042
0.49%, 8/16/17(a)	150,000,000	149,957,995
0.51%, 1/26/17(a)	100,000,000	99,995,031
0.51%, 8/26/16(a)	50,000,000	50,002,954
		399,944,022
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $2,738,085,758)		2,738,085,758

U.S. Treasury Obligations — 2.8%
U.S. Treasury Notes — 2.8%
0.63%, 10/15/16	100,000,000	100,012,264
1.00%, 9/30/16	50,000,000	50,038,086
		150,050,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$150,050,350)		150,050,350

Repurchase Agreements — 45.8%
BNP Paribas, 0.33%, 8/1/16,
Purchased on 07/29/16, with
maturity value of
$200,005,500, collateralized
by U.S. Treasury Obligations,
0.00%-8.75%, 08/18/16-
11/15/25, fair value
$204,000,077	200,000,000	200,000,000
BNP Paribas, 0.35%, 8/1/16,
Purchased on 07/29/16, with
maturity value of
$100,002,917, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%-7.00%,
08/15/16-07/20/46, fair value
$102,000,035	100,000,000	100,000,000
Citigroup Global Markets, 0.35%,
8/1/16, Purchased on
07/29/16, with maturity value
of $100,002,917,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
5.25%, 02/15/17-01/01/44, fair
value $102,000,000	100,000,000	100,000,000
Deutsche Bank Securities, Inc.,
0.39%, 8/1/16, Purchased on
07/29/16, with maturity value
of $25,000,813, collateralized
by U.S. Treasury Obligations,
1.63%, 5/31/23, fair value
$25,500,079	25,000,000	25,000,000
Federal Reserve Bank NY, 0.25%,
8/1/16, Purchased on
07/29/16, with maturity value
of $550,011,458,
collateralized by U.S.
Treasury Obligations, 2.00%-
8.00%, 11/30/20-02/15/37, fair
value $550,011,543	550,000,000	550,000,000
Goldman Sachs & Co., 0.32%,
8/1/16, Purchased on
07/29/16, with maturity value
of $100,002,667,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.79%-
4.00%, 06/01/25-05/01/46, fair
value $102,000,000	100,000,000	100,000,000
Goldman Sachs & Co., 0.30%,
8/4/16, Purchased on
07/29/16, with maturity value
of $300,015,000,
collateralized by U.S.
Treasury Obligations, 3.5%,
05/20/46-07/20/46, fair value
$306,000,001	300,000,000	300,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)
Repurchase Agreements, continued
Merrill Lynch Pierce Fenner &
Smith, Inc., 0.33%, 8/1/16,
Purchased on 07/29/16, with
maturity value of
$150,004,125, collateralized
by U.S. Treasury Obligations,
3.38%, 05/15/44, fair value
$153,000,078	150,000,000	150,000,000
RBS Securities, Inc., 0.33%,
8/1/16, Purchased on
07/29/16, with maturity value
of $200,005,500,
collateralized by U.S.
Treasury Obligations, 0.08%-
2.63%, 01/31/17-05/15/22, fair
value $204,002,854	200,000,000	200,000,000
Societe' Generale, 0.32%, 8/4/16,
Purchased on 07/29/16, with
maturity value of
$250,013,333, collateralized
by U.S. Treasury Obligations,
0.00%-7.63%, 03/02/17-
02/15/25, fair value
$255,000,036	250,000,000	250,000,000
Societe' Generale, 0.33%, 8/1/16,
Purchased on 07/29/16, with
maturity value of
$300,008,250, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.63%-4.63%,
11/15/16-11/15/24, fair value
$306,000,011	300,000,000	300,000,000
Societe' Generale, 0.34%, 8/5/16,
Purchased on 07/29/16, with
maturity value of
$150,009,917, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.0%-2.5%,
12/22/16-01/15/29, fair value
$153,000,009	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,425,000,000)		2,425,000,000
TOTAL INVESTMENT SECURITIES
(Cost $5,313,136,108) — 100.4%		5,313,136,108
Other Assets (Liabilities) - (0.4)%		(22,788,457)
NET ASSETS - 100%		$5,290,347,651
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on July 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)
U.S. Treasury Obligations — 80.4%
U.S. Treasury Bills — 46.0%
0.19%, 8/4/16(a)	220,000,000	219,995,393
0.22%, 8/25/16(a)	50,000,000	49,992,434
0.25%, 8/18/16(a)	185,000,000	184,977,110
0.27%, 8/11/16(a)	150,000,000	149,987,792
		604,952,729
U.S. Treasury Notes — 34.4%
0.37%, 10/31/16(b)	40,000,000	39,997,691
0.39%, 4/30/17(b)	110,000,000	109,993,242
0.40%, 7/31/17(b)	55,000,000	54,992,064
0.40%, 1/31/17(b)	85,000,000	85,005,762
0.49%, 10/31/17(b)	55,000,000	55,000,441
0.51%, 4/30/18(b)	40,000,000	40,014,352
0.59%, 1/31/18(b)	25,000,000	25,015,506
0.63%, 10/15/16	30,000,000	30,003,683
1.00%, 9/30/16	15,000,000	15,011,437
		455,034,178
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,059,986,907)		1,059,986,907
TOTAL INVESTMENT SECURITIES
(Cost $1,059,986,907) — 80.4%		1,059,986,907
Other Assets (Liabilities) - 19.6%		258,398,661
NET ASSETS - 100%		$1,318,385,568
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on July 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 6.0%
HSBC Emerging Markets Debt Fund,
Class I Shares	27,200	280,975
HSBC Emerging Markets Local Debt
Fund, Class I Shares	51,656	369,853
HSBC Prime Money Market Fund, Class
I Shares, 0.45%(a)	205,030	205,030

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $841,804)		855,858

Unaffiliated Investment Companies— 56.6%
Columbia High Yield Bond Fund, Class
Z Shares	189,008	546,233
Vanguard 500 Index Fund, Admiral
Shares	21,403	4,297,519
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	115,844	3,213,510

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $8,002,795)		8,057,262

Exchange Traded Funds — 37.5%
iShares Currency Hedged MSCI EAFE
ETF	58,001	1,408,264
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	27,636	990,751
PowerShares FTSE RAFI U.S. 1000
Portfolio	23,648	2,209,196
SPDR Dow Jones Global Real Estate
ETF	13,788	722,629

TOTAL EXCHANGE TRADED FUNDS (COST
$5,390,912)		5,330,840
TOTAL INVESTMENT SECURITIES - 100.1%
(COST $14,235,511)		14,243,960
Other Assets (Liabilities) - (0.1)%		(19,144)
NET ASSETS - 100%		$14,224,816
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.0%
HSBC Emerging Markets Debt Fund,
Class I Shares	178,627	1,845,213
HSBC Emerging Markets Local Debt
Fund, Class I Shares	232,716	1,666,245
HSBC Prime Money Market Fund,
Class I Shares, 0.45%(a)	473,046	473,046

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,135,835)		3,984,504

Unaffiliated Investment Companies — 56.3%
Columbia High Yield Bond Fund, Class
Z Shares	1,497,135	4,326,721
Vanguard 500 Index Fund, Admiral
Shares	45,292	9,094,209
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	250,122	6,938,374

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $20,317,734)		20,359,304

Exchange Traded Funds — 32.8%
iShares Currency Hedged MSCI EAFE
ETF	120,473	2,925,084
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	58,186	2,085,968
PowerShares FTSE RAFI U.S. 1000
Portfolio	47,731	4,459,030
SPDR Barclays Intermediate Term
Corporate Bond ETF	15,730	550,865
SPDR Dow Jones Global Real Estate
ETF	35,266	1,848,291

TOTAL EXCHANGE TRADED FUNDS (COST
$11,975,435)		11,869,238

TOTAL INVESTMENT SECURITIES - 100.1%
(COST $36,429,004)		36,213,046
Other Assets (Liabilities) - (0.1)%		(27,290)
NET ASSETS - 100%		$36,185,756
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	167,808	1,733,459
HSBC Emerging Markets Local Debt
Fund, Class I Shares	227,056	1,625,722
HSBC Prime Money Market Fund,
Class I Shares, 0.45%(a)	527,439	527,439

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,075,925)		3,886,620

Unaffiliated Investment Companies — 41.6%
Columbia High Yield Bond Fund, Class
Z Shares	1,442,887	4,169,945
Vanguard 500 Index Fund, Admiral
Shares	29,434	5,909,996
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	163,697	4,540,960

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $14,530,247)		14,620,901

Exchange Traded Funds — 47.4%
iShares 1-3 Year Treasury Bond ETF	3,908	333,079
iShares 3-7 Year Treasury Bond ETF	3,689	469,573
iShares 7-10 Year Treasury Bond ETF	1,237	139,868
iShares Currency Hedged MSCI EAFE
ETF	76,493	1,857,250
iShares iBoxx $ Investment Grade
Corporate Bond ETF	31,128	3,859,561
iShares Treasury Inflation Protected
Securities ETF	946	110,587
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	37,292	1,336,918
PowerShares FTSE RAFI U.S. 1000
Portfolio	30,855	2,882,474
SPDR Barclays Intermediate Term
Corporate Bond ETF	110,372	3,865,228
SPDR Dow Jones Global Real Estate
ETF	34,964	1,832,463

TOTAL EXCHANGE TRADED FUNDS (COST
$16,359,527)		16,687,001

TOTAL INVESTMENT SECURITIES - 100.1%
(COST $34,965,699)		35,194,522
Other Assets (Liabilities) - (0.1)%		(38,482)
NET ASSETS - 100%		$35,156,040
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.2%
HSBC Emerging Markets Debt Fund,
Class I Shares	66,171	683,545
HSBC Emerging Markets Local Debt
Fund, Class I Shares	101,431	726,248
HSBC Prime Money Market Fund, Class
I Shares, 0.45%(a)	160,416	160,416

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $1,544,145)		1,570,209

Unaffiliated Investment Companies — 26.8%
Columbia High Yield Bond Fund, Class
Z Shares	706,984	2,043,184
Vanguard 500 Index Fund, Admiral
Shares	6,032	1,211,135
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	31,982	887,177

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $4,134,631)		4,141,496

Exchange Traded Funds — 63.1%
iShares 1-3 Year Treasury Bond ETF	9,542	813,265
iShares 20+ Year Treasury Bond ETF	969	137,172
iShares 3-7 Year Treasury Bond ETF	9,062	1,153,502
iShares 7-10 Year Treasury Bond ETF	2,602	294,208
iShares Currency Hedged MSCI EAFE
ETF	15,377	373,354
iShares iBoxx $ Investment Grade
Corporate Bond ETF	20,087	2,490,587
iShares Treasury Inflation Protected
Securities ETF	1,726	201,769
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	6,858	245,859
PowerShares FTSE RAFI U.S. 1000
Portfolio	6,321	590,508
SPDR Barclays Intermediate Term
Corporate Bond ETF	75,827	2,655,462
SPDR Dow Jones Global Real Estate
ETF	15,143	793,645

TOTAL EXCHANGE TRADED FUNDS (COST
$9,447,270)		9,749,331

TOTAL INVESTMENT SECURITIES - 100.1%
(COST $15,126,046)		15,461,036
Other Assets (Liabilities) - (0.1)%		(14,066)
NET ASSETS - 100%		$15,446,970
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 8.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	2,279	23,546
HSBC Emerging Markets Local Debt
Fund, Class I Shares	5,925	42,420
HSBC Prime Money Market Fund, Class
I Shares, 0.45%(a)	10,294	10,294

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $74,457)		76,260

Unaffiliated Investment Companies — 23.3%
Columbia High Yield Bond Fund, Class
Z Shares	41,482	119,882
Vanguard 500 Index Fund, Admiral
Shares	288	57,734
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	1,558	43,219

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $220,916)		220,835

Exchange Traded Funds — 67.8%
iShares 1-3 Year Treasury Bond ETF	1,548	131,936
iShares 20+ Year Treasury Bond ETF	147	20,809
iShares 3-7 Year Treasury Bond ETF	1,479	188,262
iShares 7-10 Year Treasury Bond ETF	411	46,472
iShares Currency Hedged MSCI EAFE
ETF	762	18,501
iShares iBoxx $ Investment Grade
Corporate Bond ETF	535	66,335
iShares Treasury Inflation Protected
Securities ETF	276	32,264
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	304	10,898
PowerShares FTSE RAFI U.S. 1000
Portfolio	295	27,560
SPDR Barclays Intermediate Term
Corporate Bond ETF	2,216	77,604
SPDR Dow Jones Global Real Estate
ETF	391	20,492

TOTAL EXCHANGE TRADED FUNDS (COST
$620,001)		641,133

TOTAL INVESTMENT SECURITIES - 99.2%
(COST $915,374)		938,228
Other Assets (Liabilities) - 0.8%		7,562
NET ASSETS - 100%		$945,790
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 87.3%
Brazil — 9.0%
Caixa Economica Federal, Registered,
4.50%, 10/3/18 (a)	150,000	151,350
Federal Republic of Brazil, 6.00%,
1/17/17	200,000	204,200
Federal Republic of Brazil, 7.13%,
1/20/37	147,000	169,932
Federal Republic of Brazil, 5.63%,
1/7/41	220,000	217,140
Petrobras International Finance Co.,
5.38%, 1/27/21	125,000	118,594
		861,216
Chile — 2.1%
CorpBanca SA, 3.13%, 1/15/18	200,000	202,448

China — 4.4%
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	215,809
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23 (a)	200,000	202,811
		418,620
Colombia — 2.4%
Republic of Colombia, 7.38%, 1/27/17	100,000	102,750
Republic of Colombia, 7.38%, 9/18/37	100,000	128,750
		231,500
Croatia — 3.9%
Croatia, Registered, 6.25%, 4/27/17	200,000	206,123
Croatia, Registered, 6.75%, 11/5/19	150,000	164,321
		370,444
Dominican Republic — 1.2%
Republic of Dominican, 6.88%, 1/29/26 (a)	100,000	112,250

El Salvador — 0.7%
Republic of El Salvador, Registered,
7.75%, 1/24/23	60,000	66,150

Hungary — 2.4%
Republic of Hungary, 5.38%, 2/21/23	208,000	232,960

Indonesia — 10.1%
Republic of Indonesia, Registered,
6.88%, 1/17/18	200,000	215,027
Republic of Indonesia, Registered,
5.88%, 3/13/20	200,000	223,564
Republic of Indonesia, Registered,
3.75%, 4/25/22	220,000	230,010
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	150,400
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	143,546
		962,547
Kazakhstan — 4.6%
Kazmunaygas National Co., 9.13%,
7/2/18	200,000	220,020
Republic of Kazakhstan, Registered,
5.13%, 7/21/25	200,000	219,190
		439,210
Mexico — 9.8%
Petroleos Mexicanos, 6.38%, 2/4/21 (a)	27,000	29,625
Petroleos Mexicanos, 3.50%, 1/30/23	100,000	94,750
Petroleos Mexicanos, 6.63%, 6/15/35	220,000	227,469
United Mexican States, 6.05%, 1/11/40	80,000	101,000
United Mexican States, Series M,
4.75%, 3/8/44	160,000	171,200
United Mexican States, 5.55%, 1/21/45	260,000	312,000
		936,044
Netherlands — 5.0%
Majapahit Holding BV, Registered,
7.75%, 10/17/16	300,000	303,360
Petrobras Brasileiro SA, 6.85%, 6/5/15	50,000	38,175
Petrobras Global Finance BV, 6.25%,
3/17/24	130,000	121,875
Petrobras Global Finance BV, 8.75%,
5/23/26	15,000	15,596
		479,006
Panama — 3.0%
Republic of Panama, 4.00%, 9/22/24,
Callable 6/24/24 @ 100 (b)	200,000	216,000
Republic of Panama, 9.38%, 4/1/29	8,000	12,320
Republic of Panama, 6.70%, 1/26/36	41,000	55,504
		283,824
Peru — 2.4%
Republic of Peru, 7.35%, 7/21/25	100,000	136,500
Republic of Peru, 6.55%, 3/14/37	65,000	88,725
		225,225
Philippines — 2.9%
Republic of Philippines, 10.63%, 3/16/25	53,000	87,564
Republic of Philippines, 7.75%, 1/14/31	120,000	188,238
		275,802
Romania — 0.7%
Republic of Romania, 6.13%, 1/22/44 (a)	50,000	64,315

South Africa — 4.6%
Republic of South Africa, 6.88%,
5/27/19	100,000	111,959
Republic of South Africa, 5.50%, 3/9/20	110,000	119,495
Republic of South Africa, 4.67%,
1/17/24	200,000	210,444
		441,898
Sri Lanka — 2.2%
Republic of Sri Lanka, 6.83%, 7/18/26 (a)	200,000	208,331

Turkey — 10.2%
Republic of Turkey, 7.00%, 9/26/16	300,000	302,117
Republic of Turkey, 7.00%, 6/5/20	214,000	236,957
Republic of Turkey, 6.25%, 9/26/22	200,000	219,462
Republic of Turkey, 6.00%, 1/14/41	200,000	213,338
		971,874
Uruguay — 1.9%
Republic of Uruguay, PIK, 7.88%,
1/15/33	60,000	83,850
Republica Oriental del Uruguay, 4.50%,
8/14/24	50,000	54,950
Republica Oriental del Uruguay, 5.10%,
6/18/50	43,000	43,538
		182,338
Venezuela — 3.8%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	51,000
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	313,000	138,503
Petroleos de Venezuela SA, Registered,
6.00%, 5/16/24	280,000	104,300

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela, continued
Republic of Venezuela, 7.00%, 12/1/18	24,000	12,840
Republic of Venezuela, 7.75%, 10/13/19	35,000	16,756
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	43,625
		367,024
TOTAL YANKEE DOLLARS
(COST $8,089,674)		8,333,026

Corporate Bonds — 1.0%
Southern Copper Corp., 5.25%, 11/8/42	25,000	23,169
Southern Copper Corp., 5.88%, 4/23/45	75,000	74,639
		97,808
TOTAL CORPORATE BONDS
(COST $96,691)		97,808

U.S. Treasury Obligation — 2.1%
U.S. Treasury Note — 2.1%
1.63%, 5/15/26	200,000	203,078

TOTAL U.S. TREASURY OBLIGATION
(COST $201,993)		203,078

	Shares
Investment Companies — 5.3%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.23%(c)	505,615	505,615

TOTAL INVESTMENT COMPANIES
(COST $505,615)		505,615

TOTAL INVESTMENT SECURITIES
(COST $8,893,973) — 95.7%		9,139,527
Other Assets (Liabilities) - 4.3%		413,660
NET ASSETS - 100%		$9,553,187
____________________
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
MTN ULC PIK	Medium Term Note Unlimited Liability Co. Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	65.9
Oil, Gas & Consumable Fuels	14.6
Investment Companies	5.3
Banks	3.7
Electric Utilities	3.1
Treasury Note	2.1
Metals & Mining	1.0
Total	95.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note September Future	Short	9/22/16	1	$133,047	$107
				$133,047	$107

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	79,000	1.00	6,542	7,871	(1,329)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	120,000	1.00	9,937	13,094	(3,157)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	35,000	1.00	2,898	3,432	(534)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	240,000	1.00	19,874	29,086	(9,212)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	120,000	1.00	9,937	13,471	(3,534)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	100,000	1.00	8,281	10,295	(2,014)
	JPMorgan Chase
Republic of Panama	Bank N.A.	12/20/20	1.40	250,000	1.00	3,806	7,223	(3,417)
						61,275	84,472	(23,197)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	0.59	350,000	1.00	580	(7,424)	8,004
Federative Republic of Brazil	Barclays Bank PLC	12/20/20	1.40	125,000	1.00	(1,903)	(4,644)	2,741
Republic of Colombia	Barclays Bank PLC	6/20/21	1.90	100,000	1.00	(4,232)	(5,992)	1,760
Republic of Colombia	Barclays Bank PLC	6/20/21	1.90	92,000	1.00	(3,893)	(5,810)	1,917
Republic of Colombia	Barclays Bank PLC	6/20/21	1.90	97,000	1.00	(4,105)	(6,028)	1,923
Republic of Peru	Credit Suisse	9/20/20	1.11	125,000	1.00	(268)	(2,370)	2,102
Republic of Peru	Bank Of America	6/20/21	1.26	40,000	1.00	(451)	(906)	455
						(14,272)	(33,174)	18,902
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclay Bank PLC	9/2/16	14,397	3,920	4,390	(470)
Colombian Peso	JPMorgan Chase Bank N.A.	10/19/16	291,142,700	95,000	93,390	1,610
Colombian Peso	JPMorgan Chase Bank N.A.	10/19/16	247,646,880	78,000	79,438	(1,438)
Korean Won	Barclay Bank PLC	9/21/16	4,300,650	3,731	3,839	(108)
Mexican Peso	Barclay Bank PLC	11/7/16	1,782,796	95,000	94,113	887
Mexican Peso	Standard Chartered Bank	11/7/16	1,758,925	95,000	92,853	2,147
Russian Ruble	Barclay Bank PLC	9/6/16	6,391,946	98,502	96,154	2,348
Russian Ruble	JPMorgan Chase Bank N.A.	9/6/16	6,154,402	90,000	92,580	(2,580)
Russian Ruble	Barclay Bank PLC	10/24/16	18,884	272	281	(9)
South African Rand	Goldman Sachs	8/15/16	2,977,573	203,724	214,175	(10,451)
South African Rand	Standard Chartered Bank	8/15/16	1,361,459	90,000	97,929	(7,929)
South African Rand	Credit Suisse	12/13/16	1,486	104	104	–
				853,253	869,246	(15,993)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Colombian Peso	Barclay Bank PLC	10/19/16	681,910,000	225,948	218,737	(7,211)
Colombian Peso	JPMorgan Chase Bank N.A.	10/19/16	140,687,550	45,000	45,128	128
Indian Rupee	Standard Chartered Bank	10/18/16	6,117,410	90,000	90,112	112
Indonesian Rupiah	Barclay Bank PLC	12/7/16	756,817,500	57,000	56,649	(351)
Indonesian Rupiah	Barclay Bank PLC	12/7/16	462,742,500	34,540	34,637	97
Mexican Peso	Barclay Bank PLC	11/7/16	590,907	31,000	31,194	194
Mexican Peso	Goldman Sachs	11/7/16	1,768,277	93,000	93,346	346
Mexican Peso	Standard Chartered Bank	11/7/16	3,487,392	185,989	184,097	(1,892)
Mexican Peso	Standard Chartered Bank	11/7/16	899,735	47,000	47,497	497
Mexican Peso	UBS AG	11/7/16	419,498	22,000	22,145	145
Russian Ruble	Credit Suisse First Boston	9/6/16	12,546,349	185,000	188,734	3,734
Russian Ruble	Barclay Bank PLC	9/9/16	6,556,523	98,000	98,554	554
Russian Ruble	JPMorgan Chase Bank N.A.	9/9/16	6,200,806	95,000	93,207	(1,793)
South African Rand	Barclay Bank PLC	8/15/16	1,387,148	90,000	99,777	9,777
South African Rand	Credit Suisse	8/15/16	1,486	107	107	–
South African Rand	Goldman Sachs	8/15/16	2,152,366	140,000	154,819	14,819
South African Rand	JPMorgan Chase Bank N.A.	8/15/16	798,033	50,000	57,402	7,402
				1,489,584	1,516,142	26,558

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds — 67.6%
Brazil — 3.6%
Letra Tesouro Nacional, Series
LTN, 13.38%, 1/1/17	300,000	87,530
Nota do Tesouro Nacional,
1.25%, 1/1/21	2,400,000	700,806
		788,336
Colombia — 6.2%
Titulos de Tesoreria B, 7.50%,
8/26/26	400,000,000	129,212
Titulos de Tesoreria Bond, Series
B, 11.00%, 7/24/20	900,000,000	331,133
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	2,333,400,000	878,329
		1,338,674
Hungary — 0.1%
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	6,000,000	26,202

Indonesia — 12.4%
Indonesia Government, Series
FR60, 6.25%, 4/15/17	4,240,000,000	324,450
Indonesia Government, Series
FR69, 7.88%, 4/15/19	4,300,000,000	338,514
Indonesia Government, Series
FR53, 8.25%, 7/15/21	500,000,000	40,635
Indonesia Government, Series
FR70, 8.38%, 3/15/24	3,772,000,000	312,485
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	191,712
Indonesia Government, Series
FR56, 8.38%, 9/15/26	16,465,000,000	1,389,161
Indonesia Government, 8.75%,
5/15/31	1,300,000,000	112,963
		2,709,920
Malaysia — 4.3%
Malaysian Government, Series
0315, 3.66%, 10/15/20	950,000	239,556
Malaysian Government, Series
0111, 4.16%, 7/15/21	2,200,000	563,120
Malaysian Government, Series
0115, 3.96%, 9/15/25	510,000	128,186
		930,862
Mexico — 2.8%
Mexican Bonos Desarrollo, Series
M10, 8.50%, 12/13/18 (a)	4,200,000	239,670
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/5/26 (a)	6,920,000	364,018
		603,688
Peru — 0.7%
Republic of Peru, Registered,
7.84%, 8/12/20	479,000	156,884

Poland — 7.5%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	215,853
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	72,333
Poland Government Bond, Series
0421, 2.00%, 4/25/21	2,850,000	725,160
Poland Government Bond, Series
0725, 3.25%, 7/25/25	650,000	172,701
Poland Government Bond, Series
0726, 2.50%, 7/25/26	1,800,000	447,238
		1,633,285
Romania — 4.5%
Romania Government Bond,
6.75%, 6/11/17	200,000	52,843
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	650,000	171,593
Romania Government Bond,
Series 5Y, 3.25%, 3/22/21	1,500,000	391,505
Romania Government Bond,
Series 10YR, 5.95%,
6/11/21	420,000	120,448
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	830,000	232,755
		969,144
Russian Federation — 4.0%
Russia Government Bond, Series
6203, 6.90%, 8/3/16 (a)	1,700,000	25,820
Russia Government Bond, Series
6208, 7.50%, 2/27/19 (a)	28,000,000	411,665
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	22,600,000	318,628
Russia Government Bond, Series
6207, 8.15%, 2/3/27 (a)	8,000,000	120,170
		876,283
South Africa — 10.8%
Republic of South Africa, Series
R159, 13.50%, 9/15/16	30,000	2,179
Republic of South Africa, Series
R204, 8.00%, 12/21/18	2,600,000	188,542
Republic of South Africa, Series
R208, 6.75%, 3/31/21	3,400,000	232,567
Republic of South Africa, Series
R186, 10.50%, 12/21/26	19,325,000	1,569,274
Republic of South Africa, Series
R209, 6.25%, 3/31/36	6,647,000	349,883
		2,342,445
Thailand — 3.6%
Thailand Government Bond,
3.85%, 12/12/25	17,886,000	591,097
Thailand Government Bond,
4.88%, 6/22/29	4,900,000	180,976
		772,073
Turkey — 7.1%
Turkey Government Bond,
8.20%, 11/16/16 (a)	100,000	33,519
Turkey Government Bond,
10.70%, 2/17/21 (a)	90,000	31,512
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	330,994
Turkey Government Bond,
8.80%, 9/27/23 (a)	800,000	257,693
Turkey Government Bond,
8.00%, 3/12/25 (a)	1,700,000	517,713
Turkey Government Bond,
10.60%, 2/11/26 (a)	1,051,000	375,143
		1,546,574
TOTAL FOREIGN BONDS
(COST $15,407,109)		14,694,370

	Shares
Investment Companies — 28.4%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.23%(b)	6,157,387	6,157,387

TOTAL INVESTMENT COMPANIES
(COST $6,157,387)		6,157,387

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies, continued
TOTAL INVESTMENT SECURITIES
(COST $21,564,496) — 96.0%		20,851,757
Other Assets (Liabilities) - 4.0%		861,841
NET ASSETS - 100%		$21,713,598
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	67.6
Investment Companies	28.4
Total	96.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

Interest Rate Swap Agreements

At July 31, 2016, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
Pay	1-Year BRL CDI	12.97	1/2/17	Barclays Bank PLC	6,174,842 BRL	1,904,757	(26,152)	(26,152)
	3-Month ZARJIBAR-				20,000,000
Pay	SAFEX	5.98	1/24/18	Barclays Bank PLC	ZAR	1,442,991	(31,074)	(31,074)
	3-Month MYRKLIBOR-			Standard Chartered	1,500,000
Pay	BRM	3.24	5/3/18	Bank	MYR	368,822	(1,076)	(1,076)
	1-Month			JPMorgan Chase Bank	24,000,000
Pay	MXNTIIEBanxico	5.35	5/7/19	N.A.	MXN	1,280,369	(9,278)	(9,278)
Pay	1-Year BRL CDI	15.95	1/4/21	Barclays Bank PLC	900,000 BRL	277,624	(26,549)	(26,549)
Pay	1-Year BRL CDI	15.96	1/4/21	Barclays Bank PLC	1,000,000 BRL	308,471	(29,632)	(29,632)
Pay	1-Year BRL CDI	12.49	1/4/21	Credit Suisse	3,465,951 BRL	1,069,144	16,218	16,218
	1-Month			Standard Chartered	7,100,000
Pay	MXNTIIEBanxico	5.24	4/14/21	Bank	MXN	378,776	(9,897)	(9,897)
	1-Month				15,500,000
Pay	MXNTIIEBanxico	5.80	7/14/21	Barclays Bank PLC	MXN	826,905	(1,289)	(1,289)
	1-Month			Standard Chartered	8,000,000
Pay	MXNTIIEBanxico	5.87	7/19/21	Bank	MXN	426,790	(209)	(209)
							(118,938)	(118,938)

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	9/2/16	417,981	120,000	127,442	(7,442)
Brazilian Real	UBS AG	9/2/16	67,865	20,000	20,692	(692)
Chilean Peso	Credit Suisse	11/3/16	103,046,357	153,000	156,117	(3,117)
Chilean Peso	JPMorgan Chase Bank N.A.	11/3/16	66,606,000	100,000	100,909	(909)
Chilean Peso	Standard Chartered Bank	11/3/16	100,380,000	150,000	152,078	(2,078)
Colombian Peso	Barclays Bank PLC	10/19/16	999,370,000	329,720	320,569	9,151
Colombian Peso	JPMorgan Chase Bank N.A.	10/19/16	414,366,160	136,000	132,917	3,083
Indonesian Rupiah	Barclays Bank PLC	12/7/16	7,174,742,967	519,157	537,044	(17,887)
Indonesian Rupiah	Standard Chartered Bank	12/7/16	1,559,400,000	115,000	116,724	(1,724)
Israeli Shekel	Barclays Bank PLC	9/15/16	388,095	100,000	102,023	(2,023)
Israeli Shekel	Standard Chartered Bank	9/15/16	1,142,335	304,663	300,298	4,365
Korean Won	Barclays Bank PLC	9/21/16	463,991,784	402,587	414,246	(11,659)
Malaysian Ringgit	Standard Chartered Bank	10/13/16	556,987	137,000	136,376	624
Malaysian Ringgit	UBS AG	10/13/16	431,200	110,000	105,578	4,422
Mexican Peso	Barclays Bank PLC	11/7/16	24,700,000	1,326,645	1,303,899	22,746
Peruvian Nuevo	Standard Chartered Bank	10/21/16	369,422	107,703	109,535	(1,832)
Phillippine Peso	JPMorgan Chase Bank N.A.	8/17/16	3,800,240	80,000	80,612	(612)
Phillippine Peso	UBS AG	8/17/16	3,579,750	75,000	75,935	(935)
Phillippine Peso	UBS AG	8/17/16	7,571,844	160,956	160,616	340
Phillippine Peso	Credit Suisse	12/14/16	5,461,834	115,570	115,221	349
Polish Zloty	Barclays Bank PLC	9/23/16	300,000	75,803	76,924	(1,121)
Polish Zloty	Goldman Sachs	9/23/16	196,685	50,000	50,432	(432)
Romanian Leu	Goldman Sachs	11/17/16	340,000	83,839	85,678	(1,839)
Romanian Leu	Standard Chartered Bank	11/17/16	1,265,284	311,309	318,843	(7,534)
Russian Ruble	Barclays Bank PLC	9/6/16	2,029,419	30,000	30,528	(528)
Singapore Dollar	Goldman Sachs	9/26/16	135,200	100,000	100,859	(859)
Singapore Dollar	Standard Chartered Bank	9/26/16	407,376	296,392	303,902	(7,510)
South African Rand	Barclays Bank PLC	8/15/16	5,015,299	338,724	360,748	(22,024)
South African Rand	Credit Suisse	8/15/16	3,499,656	241,000	251,729	(10,729)
South African Rand	Goldman Sachs	8/15/16	8,552,968	588,436	615,211	(26,775)
South African Rand	JPMorgan Chase Bank N.A.	8/15/16	65,000	4,512	4,675	(163)
South African Rand	Standard Chartered Bank	8/15/16	3,100,000	193,225	222,982	(29,757)
South African Rand	UBS AG	8/15/16	800,000	49,459	57,544	(8,085)
South African Rand	Credit Suisse	12/13/16	2,879,351	201,989	202,265	(276)
Taiwanese Dollar	JPMorgan Chase Bank N.A.	9/21/16	3,557,540	110,000	111,566	(1,566)
Taiwanese Dollar	UBS AG	9/21/16	12,018,547	368,385	376,907	(8,522)

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Turkish Lira	Barclays Bank PLC	10/6/16	400,000	129,000	131,828	(2,828)
Turkish Lira	Credit Suisse	10/6/16	350,000	116,979	115,349	1,630
Turkish Lira	Goldman Sachs	10/6/16	100,000	33,119	32,957	162
Turkish Lira	Goldman Sachs	10/6/16	250,000	82,329	82,392	(63)
				7,967,501	8,102,150	(134,649)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	9/2/16	262,210	80,000	79,948	(52)
Brazilian Real	Barclays Bank PLC	9/2/16	4,734,366	1,293,976	1,443,507	149,531
Brazilian Real	JPMorgan Chase Bank N.A.	9/2/16	319,468	95,000	97,406	2,406
Chilean Peso	UBS AG	11/3/16	7,257,172	10,570	10,995	425
Colombian Peso	Barclays Bank PLC	10/19/16	2,755,012,114	913,351	883,728	(29,623)
Colombian Peso	JPMorgan Chase Bank N.A.	10/19/16	126,568,000	40,000	40,599	599
Hungarian Forint	Barclays Bank PLC	9/30/16	140,055,422	497,796	503,856	6,060
Hungarian Forint	Credit Suisse	9/30/16	56,657,000	200,000	203,826	3,826
Hungarian Forint	JPMorgan Chase Bank N.A.	9/30/16	8,468,421	30,000	30,466	466
Hungarian Forint	Standard Chartered Bank	9/30/16	21,407,000	78,110	77,013	(1,097)
Indian Rupee	Standard Chartered Bank	10/18/16	13,254,320	195,000	195,242	242
Indonesian Rupiah	Barclays Bank PLC	12/7/16	1,619,855,000	122,000	121,249	(751)
Indonesian Rupiah	Barclays Bank PLC	12/7/16	963,180,000	72,000	72,096	96
Malaysian Ringgit	Barclays Bank PLC	10/13/16	4,792,853	1,215,415	1,173,513	(41,902)
Malaysian Ringgit	Barclays Bank PLC	10/13/16	736,506	180,000	180,331	331
Malaysian Ringgit	JPMorgan Chase Bank N.A.	10/13/16	117,288	29,000	28,717	(283)
Mexican Peso	Barclays Bank PLC	11/7/16	3,532,200	185,000	186,463	1,463
Mexican Peso	Goldman Sachs	11/7/16	5,180,000	272,963	273,449	486
Mexican Peso	Goldman Sachs	11/7/16	27,963,229	1,492,740	1,476,163	(16,577)
Mexican Peso	JPMorgan Chase Bank N.A.	11/7/16	8,200,000	429,947	432,873	2,926
Mexican Peso	Standard Chartered Bank	11/7/16	1,435,748	75,000	75,792	792
Mexican Peso	Standard Chartered Bank	11/7/16	16,041,431	855,857	846,818	(9,039)
Mexican Peso	UBS AG	11/7/16	648,315	34,000	34,224	224
Peruvian Nuevo	Standard Chartered Bank	10/21/16	1,128,520	340,000	334,610	(5,390)
Phillipine Peso	Credit Suisse	8/17/16	5,461,834	116,185	115,858	(327)
Phillipine Peso	Standard Chartered Bank	8/17/16	9,490,000	200,000	201,305	1,305
Polish Zloty	Barclays Bank PLC	9/23/16	2,069,586	530,963	530,667	(296)
Romanian Leu	Standard Chartered Bank	11/17/16	80,615	20,000	20,315	315
Russian Ruble	JPMorgan Chase Bank N.A.	9/6/16	3,838,602	57,000	57,744	744
Russian Ruble	Standard Chartered Bank	9/6/16	2,123,004	31,000	31,936	936
Russian Ruble	Barclays Bank PLC	9/9/16	10,025,610	154,000	150,699	(3,301)
Russian Ruble	JPMorgan Chase Bank N.A.	9/9/16	8,772,448	135,000	131,862	(3,138)
Russian Ruble	Barclays Bank PLC	10/24/16	7,908,581	113,743	117,602	3,859
South African Rand	Barclays Bank PLC	8/15/16	8,898,578	603,208	640,071	36,863
South African Rand	Credit Suisse	8/15/16	2,879,351	206,776	207,110	334
South African Rand	Goldman Sachs	8/15/16	4,100,000	274,656	294,911	20,255
South African Rand	Standard Chartered Bank	8/15/16	5,154,993	327,000	370,796	43,796
Taiwanese Dollar	Credit Suisse	9/21/16	4,822,580	148,000	151,238	3,238
Taiwanese Dollar	UBS AG	9/21/16	4,302,795	133,049	134,937	1,888
Thai Baht	Standard Chartered Bank	11/15/16	32,276,092	916,582	925,487	8,905
Turkish Lira	Barclays Bank PLC	10/6/16	1,428,916	462,362	470,926	8,564
Turkish Lira	Barclays Bank PLC	10/6/16	758,684	256,000	250,039	(5,961)
Turkish Lira	Credit Suisse	10/6/16	250,000	84,819	82,392	(2,427)
Turkish Lira	Goldman Sachs	10/6/16	335,000	109,765	110,406	641
Turkish Lira	JPMorgan Chase Bank N.A.	10/6/16	101,352	34,000	33,402	(598)
Turkish Lira	Standard Chartered Bank	10/6/16	235,355	80,000	77,566	(2,434)
				13,731,833	13,910,153	178,320

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 89.6%
Argentina — 9.4%
Banco Macro SA, ADR	32,280	2,425,196
Grupo Financiero Galicia SA, ADR	80,640	2,393,395
YPF Sociedad Anonima, ADR	19,823	366,131
		5,184,722
Australia — 0.6%
Donaco International Ltd.(a)	1,035,325	353,987

Cambodia — 1.5%
NagaCorp Ltd.	1,254,000	856,690

Colombia — 4.8%
Banco Davivienda SA	190,908	1,679,543
Cemex Latam Holdings SA(a)	247,582	1,000,331
		2,679,874
Croatia — 2.1%
Hrvatski Telekom dd	20,349	435,257
Ledo dd	477	723,278
		1,158,535
Egypt — 4.5%
Centamin plc	774,087	1,699,276
Commercial International Bank,
Registered, GDR	214,155	811,647
		2,510,923
Georgia — 4.7%
Bank of Georgia Holdings plc	52,308	1,890,242
TBC Bank JSC, Registered, GDR	56,191	741,721
		2,631,963
Kazakhstan — 1.3%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR(a)	151,902	729,130

Kenya — 2.1%
Safaricom Ltd.	6,363,500	1,196,690

Kuwait — 7.2%
Kuwait Projects Co. (Holding) KSC	621,070	1,110,155
Mabanee Co. SAKC	342,898	885,337
Mobile Telecommunications Co.	740,000	820,589
National Bank of Kuwait SAK	605,691	1,223,011
		4,039,092
Morocco — 2.8%
Attijariwafa Bank	44,869	1,591,409

Nigeria — 3.8%
Dangote Cement plc	1,272,505	720,286
Diamond Bank plc(a)	39,425,181	197,126
Guaranty Trust Bank plc	5,002,588	378,341
Nestle Foods Nigeria plc	77,784	207,913
Nigerian Breweries plc	696,476	302,222
Zenith Bank plc	6,091,707	323,933
		2,129,821
Oman — 2.5%
Bank Muscat SAOG	974,649	968,060
Ooredoo	227,745	445,305
Renaissance Services SAOG	28,167	9,137
		1,422,502
Pakistan — 13.3%
D.G. Khan Cement Co. Ltd.	687,800	1,378,422
Engro Corp. Ltd.	519,797	1,659,085
Engro Fertilizers Ltd.	462,830	302,959
Lucky Cement Ltd.	122,400	866,774
Nishat Mills Ltd.	241,800	278,901
Searle Co., Ltd.	73,900	403,171
The Hub Power Co. Ltd.	923,992	1,163,983
United Bank Ltd.	758,600	1,341,882
		7,395,177
Peru — 4.2%
Credicorp Ltd.	14,500	2,324,785

Philippines — 7.5%
Energy Development Corp.	8,471,400	1,055,777
First Gen Corp.(a)	1,811,100	995,913
Robinsons Land Corp.	1,553,900	1,055,728
Vista Land & Lifescapes, Inc.	8,457,200	1,077,351
		4,184,769
Qatar — 3.8%
Industries Qatar QSC	100	2,933
Qatar Electricity & Water Co.	16,348	1,009,291
Qatar National Bank	25,891	1,087,917
		2,100,141
Romania — 4.2%
BRD-Groupe Societe Generale	125,533	308,540
Electrica SA	240,553	785,904
SIF 5 Oltenia Craiova	3,244,781	1,280,266
		2,374,710
Sri Lanka — 2.2%
John Keells Holdings plc	1,290,758	1,247,349

United Arab Emirates — 7.1%
DP World Ltd.	58,732	997,857
Emaar Properties PJSC	512,437	960,017
Emirates NBD PJSC	329,577	776,288
Gulf Marine Services plc	425,421	182,949
NMC Health plc	70,731	1,034,188
		3,951,299

TOTAL COMMON STOCKS
(COST $52,808,771)		50,063,568

	Principal
	Amount ($)
Convertible Corporate Bonds — 0.4%
Oman — 0.4%
Bank Muscat SAOG, 0.35%, 3/19/18	383,981	98,841
Bank Muscat SAOG, 0.45%, 3/20/17	270,600	73,877
Renaissance Services SAOG, 0.38%,
7/25/17	47,602	32,945
		205,663
TOTAL CONVERTIBLE CORPORATE BONDS
(COST $526,771)		205,663

	Shares
Participatory Notes — 9.7%
Saudi Arabia — 0.8%
Al Tayyar Travel Group Holding Co.,
5/24/18, (Merrill Lynch International &
Co.)(a)	47,212	453,092

United Arab Emirates — 3.7%
Aramex PJSC, 3/14/19, (Merrill Lynch
International & Co.)	1,921,968	2,093,419

Vietnam — 5.2%
PetroVietnam Drilling & Well Services
JSC, 9/6/16, (JPMorgan Chase)(a)	371,323	426,368
Vietnam Dairy Products JSC, 1/20/17,
(Citigroup Global Markets Holding,
Inc.)	174,662	1,237,793

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Participatory Notes, continued
Vietnam, continued
Vietnam Dairy Products JSC, 2/22/18,
(JPMorgan Chase)	173,752	1,231,344
		2,895,505
TOTAL PARTICIPATORY NOTES
(COST $5,516,456)		5,442,016

	Shares
Investment Companies — 1.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.23%(b)	748,489	748,489

TOTAL INVESTMENT COMPANIES
(COST $748,489)		748,489
TOTAL INVESTMENT SECURITIES
(COST $59,600,486) — 101.0%		56,459,736
Other Assets (Liabilities) - (1.0)%		(559,307)
NET ASSETS - 100%		$55,900,429
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	38.2
Real Estate Management &
Development	7.1
Construction Materials	7.1
Food Products	6.1
Independent Power and Renewable
Electricity Producers	5.8
Wireless Telecommunication Services	4.4
Air Freight & Logistics	3.7
Chemicals	3.5
Metals & Mining	3.0
Hotels, Restaurants & Leisure	3.0
Capital Markets	2.3
Industrial Conglomerates	2.2
Diversified Financial Services	2.0
Health Care Providers & Services	1.9
Multi-Utilities	1.8
Transportation Infrastructure	1.8
Electric Utilities	1.4
Investment Companies	1.3
Energy Equipment & Services	1.2
Diversified Telecommunication
Services	0.8
Oil, Gas & Consumable Fuels	0.7
Pharmaceuticals	0.7
Textiles, Apparel & Luxury Goods	0.5
Beverages	0.5
Total	101.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 9.4%
Brazil — 2.3%
Letra Tesouro Nacional, Series LTN,
13.38%, 1/1/17	5,600,000	1,633,893

Mexico — 5.4%
Mexican Bonos Desarrollo, Series M,
6.50%, 6/10/21 (a)	51,000,000	2,819,938
Mexican Bonos Desarrollo, Series M,
5.75%, 3/5/26 (a)	19,100,000	1,004,731
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (a)	711,800	53,603
		3,878,272
South Africa — 1.5%
Republic of South Africa, Series
R186, 10.50%, 12/21/26	13,003,000	1,055,900

Turkey — 0.2%
Turkey Government Bond, 10.70%,
2/17/21 (a)	20,000	7,003
Turkey Government Bond, 10.60%,
2/11/26 (a)	482,000	172,044
		179,047
TOTAL FOREIGN BONDS
(COST $6,582,374)		6,747,112

	Principal
	Amount ($)
Yankee Dollars — 49.0%
Barbados — 0.8%
Columbus International, Inc., 7.38%,
3/30/21, Callable 3/30/18 @ 104
(b),(c)	550,000	586,966

Brazil — 3.2%
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	700,000	706,300
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	480,000	492,144
Federal Republic of Brazil, 5.63%,
1/7/41	250,000	246,750
Petrobras International Finance Co.,
7.88%, 3/15/19	229,000	242,855
Petrobras International Finance Co.,
5.38%, 1/27/21	664,000	629,970
		2,318,019
Chile — 2.1%
CorpBanca SA, 3.13%, 1/15/18	975,000	986,933
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	502,530
		1,489,463
China — 2.5%
Sinopec Group Overseas 2014,
1.75%, 4/10/17	1,800,000	1,804,392

Colombia — 7.9%
Banco de Bogota SA, Registered,
5.00%, 1/15/17	600,000	608,231
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	380,000	366,814
Republic of Colombia, 7.38%, 1/27/17	3,220,000	3,308,549
Republic of Colombia, 5.63%,
2/26/44, Callable 8/26/43 @ 100
(c)	1,380,000	1,514,550
		5,798,144
Croatia — 1.2%
Croatia, Registered, 6.25%, 4/27/17	825,000	850,258

Dominican Republic — 0.2%
Republic of Dominican, 6.88%,
1/29/26 (b)	100,000	112,250

Hungary — 1.7%
Hungary, 4.13%, 2/19/18	1,200,000	1,240,109

Indonesia — 2.4%
Republic of Indonesia, 4.75%, 1/8/26	729,000	811,455
Republic of Indonesia, Registered,
3.75%, 4/25/22	327,000	341,879
Republic of Indonesia, Registered,
5.38%, 10/17/23	500,000	569,737
		1,723,071
Israel — 1.4%
Delek & Avner (Tamar Bond) Ltd.,
2.80%, 12/30/16 (b)	1,000,000	1,002,500

Mexico — 4.1%
Petroleos Mexicanos, 3.50%, 7/18/18	2,000,000	2,031,000
Petroleos Mexicanos, 4.88%, 1/18/24	250,000	254,375
United Mexican States, 4.00%,
10/2/23	614,000	660,664
		2,946,039
Netherlands — 2.6%
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103 (c)	300,000	307,500
Petrobras Global Finance BV, 8.38%,
5/23/21	339,000	358,408
Petrobras Global Finance BV, 4.38%,
5/20/23	1,400,000	1,200,500
		1,866,408
Panama — 0.7%
Republic of Panama, 6.70%, 1/26/36	360,000	487,350

Republic of Serbia — 3.6%
Republic of Serbia, Registered,
5.25%, 11/21/17	2,501,000	2,585,409

Russian Federation — 2.7%
Gazprom OAO Via Gaz Capital SA,
Registered, 8.15%, 4/11/18	370,000	402,510
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	260,000	263,900
Russian Federation, Registered,
3.25%, 4/4/17	600,000	606,000
Russian Federation, Registered,
11.00%, 7/24/18	577,000	676,001
		1,948,411
South Africa — 6.6%
Republic of South Africa, 6.88%,
5/27/19	3,469,000	3,883,857
Republic of South Africa, 4.67%,
1/17/24	895,000	941,737
		4,825,594

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey — 5.3%
Republic of Turkey, 7.00%, 9/26/16	3,000,000	3,021,180
Republic of Turkey, 5.63%, 3/30/21	750,000	797,438
		3,818,618
TOTAL YANKEE DOLLARS
(COST $34,778,823)		35,403,001

Corporate Bonds — 2.1%
Southern Copper Corp., 5.88%,
4/23/45	1,054,000	1,048,919
Southern Copper Corp., 6.75%,
4/16/40	450,000	486,373
		1,535,292
TOTAL CORPORATE BONDS
(COST $1,187,354)		1,535,292

U.S. Treasury Obligation — 4.2%
U.S. Treasury Bill — 4.2%
0.21%(d), 9/1/16	3,025,000	3,024,446

TOTAL U.S. TREASURY OBLIGATION
(COST $3,024,181)		3,024,446

	Shares
Investment Companies — 34.1%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.23%(e)	24,578,993	24,578,993

TOTAL INVESTMENT COMPANIES
(COST $24,578,993)		24,578,993
TOTAL INVESTMENT SECURITIES
(COST $70,151,725) — 98.8%		71,288,844
Other Assets (Liabilities) - 1.2%		869,363
NET ASSETS - 100%		$72,158,207
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(d)	Rate presented represents the effective yield at time of purchase.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	40.6
Investment Companies	34.1
Oil, Gas & Consumable Fuels	9.8
U.S. Treasury Obligation	4.1
Banks	3.7
Energy Equipment & Services	2.4
Metals & Mining	2.2
Diversified Telecommunication
Services	0.8
Electric Utilities	0.7
Food Products	0.4
Total	98.8

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

Futures Contracts Purchased

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note September Future	Long	9/22/16	22	$2,927,031	$22,866
				$2,927,031	$22,866

Interest Rate Swap Agreements

At July 31, 2016, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
					5,000,000
Pay	3-Month LIBOR BBA	1.77	8/10/22	Barclays Bank PLC	USD	5,000,000	(221,463)	(221,463)
	1-Month MXNTIIE-TIIE-				134,100,000
Pay	Banxico	6.28	12/26/25	Barclays Bank PLC	MXN	7,154,060	(57,118)	(57,118)
	1-Month MXNTIIE-TIIE-				38,000,000
Pay	Banxico	6.30	12/29/25	Barclays Bank PLC	MXN	2,027,251	(19,250)	(19,250)
	1-Month MXNTIIE-TIIE-			Standard Chartered	155,000,000
Pay	Banxico	6.15	4/14/26	Bank	MXN	8,269,048	(25,427)	(25,427)
							(323,258)	(323,258)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index	Barclays Bank PLC	6/20/20	2.67	4,756,920	1.00	267,336	468,556	(201,220)
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.20	4,400,000	1.00	(67,555)	(72,021)	4,466
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	950,000	1.00	78,666	89,597	(10,931)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	4,200,000	1.00	347,787	471,263	(123,476)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.84	242,000	1.00	20,039	23,727	(3,688)
	JPMorgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.07	100,000	1.00	(1,113)	1,211	(2,324)
Republic of Korea	Barclays Bank PLC	12/20/18	0.18	3,500,000	1.00	(65,476)	(62,066)	(3,410)
State of Qatar	Barclays Bank PLC	9/20/17	0.50	3,000,000	1.00	(24,109)	35,644	(59,753)
						555,575	955,911	(400,336)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Credit Suisse	6/20/18	1.10	4,500,000	1.00	(8,618)	(96,534)	87,916
	JPMorgan Chase
Federative Republic of Brazil	Bank N.A.	6/20/18	1.10	2,500,000	1.00	(4,788)	(46,715)	41,927
People's Republic of China	Credit Suisse	6/20/18	0.42	2,000,000	1.00	23,490	12,545	10,945
	JPMorgan Chase
Republic of Peru	Bank N.A.	6/20/17	0.32	100,000	1.00	693	(3,224)	3,917
Republic of Turkey	Barclays Bank PLC	6/20/19	1.84	2,000,000	1.00	(50,365)	(137,955)	87,590
						(39,588)	(271,883)	232,295
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	9/2/16	2,498,708	680,000	761,855	(81,855)
Brazilian Real	Credit Suisse	1/4/17	5,600,000	1,478,938	1,645,077	(166,139)
Chilean Peso	Credit Suisse	11/3/16	1,436,587,445	2,133,000	2,176,460	(43,460)
Colombian Peso	Barclays Bank PLC	10/19/16	39,356,490,550	13,098,001	12,624,421	473,580
Colombian Peso	Standard Chartered Bank	10/19/16	56,957,096,720	18,897,001	18,270,186	626,815
European Euro	Standard Chartered Bank	11/15/16	1,800,000	2,005,443	2,021,630	(16,187)
Hungarian Forint	Barclays Bank PLC	9/30/16	2,015,372	7,163	7,250	(87)
Hungarian Forint	Standard Chartered Bank	9/30/16	427,683,750	1,500,000	1,538,612	(38,612)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Indonesian Rupiah	Barclays Bank PLC	12/7/16	2,621,497,500	189,689	196,224	(6,535)
Israeli Shekel	Standard Chartered Bank	9/15/16	524,483	139,881	137,876	2,005
Korean Won	Barclays Bank PLC	9/21/16	16,005,160,845	13,886,378	14,289,217	(402,839)
Korean Won	Standard Chartered Bank	9/21/16	2,940,173,100	2,561,000	2,624,951	(63,951)
Malaysian Ringgit	Standard Chartered Bank	10/13/16	5,521,085	1,358,000	1,351,818	6,182
Mexican Peso	Barclays Bank PLC	11/7/16	53,015,505	2,859,529	2,798,659	60,870
Mexican Peso	Goldman Sachs	11/7/16	275,000	14,687	14,517	170
Mexican Peso	Standard Chartered Bank	11/7/16	21,465,906	1,155,000	1,133,173	21,827
Russian Ruble	Barclays Bank PLC	10/24/16	3,622,878	52,105	53,873	(1,768)
South African Rand	Barclays Bank PLC	8/15/16	54,130,767	3,680,226	3,893,601	(213,375)
South African Rand	Credit Suisse	8/15/16	20,922,879	1,439,583	1,504,973	(65,390)
South African Rand	Standard Chartered Bank	8/15/16	16,883,740	1,088,034	1,214,440	(126,406)
South African Rand	UBS AG	8/15/16	7,975,017	531,924	573,639	(41,715)
Turkish Lira	Barclays Bank PLC	10/6/16	2,096,210	700,000	690,845	9,155
Turkish Lira	Credit Suisse	10/6/16	3,253,498	1,050,000	1,072,252	(22,252)
Turkish Lira	Credit Suisse	10/6/16	1,600,000	534,759	527,310	7,449
Turkish Lira	Goldman Sachs	10/6/16	1,600,000	526,907	527,310	(403)
Turkish Lira	Goldman Sachs	10/6/16	1,100,000	364,312	362,526	1,786
Turkish Lira	Standard Chartered Bank	10/6/16	1,074,486	347,000	354,117	(7,117)
				72,278,560	72,366,812	(88,252)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	9/2/16	2,371,105	645,585	722,949	77,364
Colombian Peso	Barclays Bank PLC	10/19/16	113,312,160,260	37,558,753	36,347,256	(1,211,497)
Indian Rupee	Standard Chartered Bank	10/18/16	91,896,400	1,352,000	1,353,671	1,671
Indonesian Rupiah	Barclays Bank PLC	12/7/16	6,702,127,500	501,000	501,668	668
Indonesian Rupiah	Barclays Bank PLC	12/7/16	11,219,487,500	845,000	839,801	(5,199)
Korean Won	Barclays Bank PLC	9/21/16	7,852,393,460	6,718,000	7,010,523	292,523
Korean Won	Standard Chartered Bank	9/21/16	7,774,900,000	6,755,000	6,941,337	186,337
Malaysian Ringgit	Barclays Bank PLC	10/13/16	5,728,380	1,400,000	1,402,574	2,574
Mexican Peso	Barclays Bank PLC	11/7/16	34,463,723	1,805,000	1,819,321	14,321
Mexican Peso	Credit Suisse	11/7/16	13,828,025	730,000	729,974	(26)
Mexican Peso	Standard Chartered Bank	11/7/16	13,113,161	685,000	692,236	7,236
Mexican Peso	Standard Chartered Bank	11/7/16	16,710,693	893,186	882,148	(11,038)
Mexican Peso	UBS AG	11/7/16	5,930,179	311,000	313,051	2,051
Russian Ruble	Barclays Bank PLC	9/6/16	47,847,830	694,000	719,772	25,772
Russian Ruble	Standard Chartered Bank	9/6/16	189,663,480	2,763,000	2,853,096	90,096
Russian Ruble	Barclays Bank PLC	9/9/16	48,839,409	730,000	734,124	4,124
South African Rand	Barclays Bank PLC	8/15/16	15,481,934	1,001,000	1,113,608	112,608
South African Rand	Goldman Sachs	8/15/16	37,000,000	2,532,855	2,661,393	128,538
South African Rand	Standard Chartered Bank	8/15/16	42,342,901	2,723,000	3,045,705	322,705
South African Rand	UBS AG	8/15/16	5,087,568	322,000	365,946	43,946
South African Rand	Credit Suisse	12/13/16	7,123,797	499,740	500,423	683
Turkish Lira	Barclays Bank PLC	10/6/16	6,423,412	2,076,959	2,116,957	39,998
Turkish Lira	Credit Suisse	10/6/16	1,600,000	542,842	527,310	(15,532)
Turkish Lira	Goldman Sachs	10/6/16	2,100,000	688,265	692,095	3,830
				74,773,185	74,886,938	113,753

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 88.5%
China — 16.7%
Aupu Group Holding Co. Ltd.	588,000	194,029
Beijing Capital Land Ltd., H Shares	292,000	111,410
Best Pacific International Holdings
Ltd., Class H	216,000	146,450
China Longyuan Power Group Corp.
Ltd., Class H	248,000	198,835
Citic Telecom International Holdings
Ltd.	239,000	89,956
Greentown Service Group Co. Ltd.(a)	100,000	36,350
Jiashili Group Ltd.(b)	352,000	164,249
Pou Sheng International Holdings
Ltd.(a)	359,000	102,730
Sinotruk Hong Kong Ltd.	332,500	148,292
Ten Pao Group Holdings Ltd.	904,000	94,385
Texhong Textile Group Ltd.	187,500	250,387
Zhongsheng Group Holdings Ltd.	477,000	293,898
		1,830,971
Hong Kong — 21.2%
AIA Group Ltd.	25,800	159,795
China National Materials Co. Ltd.,
Class H	414,000	101,392
China Overseas Property Holdings Ltd.	600,000	124,517
Chu Kong Shipping Enterprises Group
Co. Ltd.	374,000	100,273
COSCO International Holdings Ltd.(b)	282,000	137,765
COSCO Pacific Ltd.	142,000	146,429
Dream International Ltd.(b)	744,000	164,950
Emperor Watch & Jewellery Ltd.(a)	360,000	10,580
Far East Consortium International Ltd.	342,000	118,585
Guangzhou R&F Properties Co. Ltd.,
Class H	58,400	88,375
Haitong International Securities Group
Ltd.	276,000	166,497
Kingmaker Footwear Holdings Ltd.	858,000	213,448
Lee & Man Paper Manufacturing Ltd.	154,000	118,706
MMG Ltd.(a)	364,000	87,270
Nexteer Automotive Group Ltd.	146,000	144,532
Pacific Textiles Holdings Ltd.	84,000	119,103
Samson Holding Ltd.	478,000	51,139
Valuetronics Holdings Ltd.	382,000	142,516
Xinyi Glass Holdings Ltd.	156,000	119,041
		2,314,913
Indonesia — 4.5%
Bumi Serpong Damai PT	641,900	102,433
PT Adhi Karya Persero Tbk	534,900	115,582
PT Arwana Citramulia Tbk	2,171,900	96,182
PT Kino Indonesia TbK	210,100	101,866
PT Tiphone Mobile Indonesia Tbk	1,441,200	75,928
		491,991
Korea, Republic Of — 18.4%
BNK Financial Group, Inc.	7,214	56,746
Dongbu Insurance Co. Ltd.	4,132	234,270
Grand Korea Leisure Co. Ltd.	5,423	126,133
InBody Co. Ltd.	3,563	129,159
KIWOOM Securities Co. Ltd.	1,258	88,846
Kolon Industries, Inc.	3,126	243,102
Mando Corp.	762	176,893
Medy-Tox, Inc.	420	162,638
Modetour Network, Inc.	3,584	85,600
Nutribiotech Co. Ltd.(a)	1,101	68,714
PS Tec Co. Ltd.	25,364	142,220
SK Innovation Co. Ltd.	695	90,598
TES Co. Ltd.	6,164	107,044
Vieworks Co. Ltd.	4,090	181,859
Yuhan Corp.	459	125,405
		2,019,227
Malaysia — 3.0%
Genting Berhad	36,100	72,963
Kerjaya Prospek Group Berhad(a)	212,800	121,914
Scientex Berhad	44,600	139,272
		334,149
Philippines — 3.4%
Cosco Capital, Inc.	919,400	156,943
EEI Corp.	400,200	82,419
First Philippine Holdings Corp.	89,580	134,655
		374,017
Singapore — 3.8%
Capitaland Commercial Trust	151,800	170,466
Hutchison Port Holdings Ltd.	137,700	65,408
Innovalues Ltd.	263,900	184,112
		419,986
Taiwan, Province Of China — 15.0%
Accton Technology Corp.	50,000	86,623
Chin-Poon Industrial Co. Ltd.	59,000	129,386
Cleanaway Co. Ltd.	26,000	141,322
E.Sun Financial Holding Co. Ltd.	147,442	82,220
Global Lighting Technologies, Inc.	42,000	118,816
King Yuan Electronics Co. Ltd.	151,000	144,519
Kingpak Technology, Inc.	10,784	86,826
Mitac Holdings Corp.(a)	87,000	75,498
PharmaEngine, Inc.	17,999	121,512
Posiflex Technology, Inc.	9,770	51,880
Primax Electronics Ltd.	82,000	112,390
Sinbon Electronics Co. Ltd.	30,000	71,523
Topco Scientific Co. Ltd.	73,680	173,582
TPK Holding Co. Ltd.	33,000	63,064
WT Microelectronics Co. Ltd.	136,340	186,016
		1,645,177
Thailand — 2.5%
KCE Electronics Public Co. Ltd.	98,400	274,118

TOTAL COMMON STOCKS
(COST $8,733,658)		9,704,549

	Shares
Exchange-Traded Funds — 10.0%
iShares MSCI India Small-Cap ETF	15,665	549,372
VanEck Vector India Small-Capital
Index ETF	12,159	548,249

TOTAL EXCHANGE-TRADED FUNDS
(COST $985,641)		1,097,621
TOTAL INVESTMENT SECURITIES
(COST $9,719,299) — 98.5%		10,802,170
Other Assets (Liabilities) - 1.5%		164,292
NET ASSETS - 100%		$10,966,462
____________________
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 4.3% of net assets of the fund.
ETF	Exchange-Traded Fund

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Exchange-Traded Fund	10.0
Electronic Equipment, Instruments &
Components	9.1
Textiles, Apparel & Luxury Goods	6.7
Auto Components	5.7
Real Estate Management &
Development	5.0
Semiconductors & Semiconductor
Equipment	5.0
Specialty Retail	4.4
Insurance	3.6
Chemicals	3.5
Transportation Infrastructure	3.2
Construction & Engineering	2.9
Health Care Equipment & Supplies	2.8
Hotels, Restaurants & Leisure	2.6
Biotechnology	2.6
Capital Markets	2.3
Electrical Equipment	2.2
Household Durables	2.2
Independent Power and Renewable
Electricity Producers	1.8
Technology Hardware, Storage &
Peripherals	1.7
Real Estate Investment Trusts	1.6
Commercial Services & Supplies	1.6
Personal Products	1.6
Leisure Products	1.5
Food Products	1.5
Food & Staples Retailing	1.4
Machinery	1.4
Banks	1.3
Electric Utilities	1.2
Pharmaceuticals	1.1
Paper & Forest Products	1.1
Building Products	0.9
Marine	0.9
Construction Materials	0.9
Oil, Gas & Consumable Fuels	0.8
Diversified Telecommunication
Services	0.8
Metals & Mining	0.8
Communications Equipment	0.8
Total	98.5

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 16.9%
Denmark — 0.7%
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/23 @ 100 (a),(b)	50,000	63,441
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	106,033
		169,474
France — 5.1%
Accor SA, 4.12%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	100,000	112,014
Arkema SA, 4.75%, 10/29/49, Callable
10/29/20 @ 100 (a),(b)	100,000	118,123
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	115,860
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	100,000	110,868
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	100,000	131,355
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	121,572
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable 1/29/25
@ 100 (a),(b)	100,000	110,114
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 103 (b)	100,000	113,467
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	126,871
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	119,560
Orange SA, 5.00%, 10/29/49, Callable
10/1/26 @ 100 (a),(b)	100,000	122,019
		1,301,823
Germany — 1.6%
Allianz SE, 4.75%, 10/29/49, Callable
10/24/23 @ 100 (a),(b)	100,000	124,677
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	135,770
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @ 103
(b)	125,000	158,239
		418,686
Ireland — 0.4%
Ardagh Packaging Holdings Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102 (b)	100,000	115,703

Luxembourg — 2.9%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	100,000	121,432
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	50,000	63,078
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	125,000	173,276
Picard Bondco SA, Registered, 7.75%,
2/1/20, Callable 8/1/16 @ 106 (b)	100,000	118,498
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 104 (b)	100,000	119,336
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	100,000	143,830
		739,450
Netherlands — 3.5%
Carlson Wagonlit BV, Registered,
7.50%, 6/15/19, Callable 6/15/17
@ 102 (b)	100,000	116,099
Gas Natural Fenosa Finance BV,
4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	113,783
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	100,000	120,035
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @ 104
(b)	100,000	126,044
Rabobank Nederland, Registered,
6.88%, 3/19/20	100,000	133,326
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	128,000
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/4/23 @ 100 (a),(b)	50,000	60,691
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	100,000	118,442
		916,420
Sweden — 0.4%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	100,000	114,865

United Kingdom — 1.3%
Aviva PLC, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	100,000	107,473
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	100,000	118,494
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20
@ 102 (b)	100,000	112,935
		338,902
United States — 1.0%
Newell Brands, Inc., 3.75%, 10/1/21	100,000	124,703
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	100,000	121,572
		246,275
TOTAL FOREIGN BONDS
(COST $4,256,247)		4,361,598

	Principal Amount ($)
Yankee Dollars — 19.9%
Australia — 0.3%
Chichester Metals Pty Ltd., 9.75%,
3/1/22, Callable 3/1/18 @ 110
(b)(c)	80,000	89,600

Austria — 0.4%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 104 (b)	100,000	106,000

Bermuda — 0.9%
Aircastle Ltd., 7.63%, 4/15/20	105,000	119,700
Aircastle Ltd., 5.50%, 2/15/22	105,000	112,613
		232,313
Brazil — 3.4%
Banco Do Brasil (Cayman), 3.88%,
10/10/22	200,000	187,100
Federal Republic of Brazil, 4.88%,
1/22/21	100,000	106,150

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Brazil, continued
Marfrig Overseas Ltd., Registered,
9.50%, 5/4/20, Callable 5/4/17 @
102 (b)	100,000	103,000
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	75,000	19,781
Petrobras Brasileiro SA, 5.75%,
1/20/20	240,000	239,543
Petrobras International Finance Co.,
5.38%, 1/27/21	135,000	128,081
Vale Overseas Ltd., 6.88%, 11/21/36	25,000	24,063
Vale SA, 4.38%, 1/11/22	40,000	38,850
		846,568
Canada — 3.8%
Bombardier, Inc., 6.00%, 10/15/22,
Callable 4/15/17 @ 105 (b)(c)	83,000	73,248
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104 (b)(c)	170,000	167,450
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @ 103
(b)(c)	101,000	92,971
HudBay Minerals, Inc., 9.50%,
10/1/20, Callable 10/1/16 @ 105
(b)	155,000	148,412
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 104 (b)(c)	100,000	105,519
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 104 (b)(c)	20,000	21,422
NOVA Chemicals Corp., 5.25%,
8/1/23, Callable 8/1/18 @ 103
(b)(c)	40,000	41,250
Teck Resources Ltd., 8.00%, 6/1/21,
Callable 6/1/18 @ 104 (b)(c)	35,000	37,363
Teck Resources Ltd., 8.50%, 6/1/24,
Callable 6/1/19 @ 106 (b)(c)	10,000	10,875
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 103 (b)(c)	175,000	145,687
Valeant Pharmaceuticals International,
Inc., 6.13%, 4/15/25, Callable
4/15/20 @ 103 (b)(c)	139,000	115,370
		959,567
Colombia — 0.8%
Republic of Colombia, 4.38%, 7/12/21	200,000	214,500

France — 1.2%
Credit Agricole SA, Registered, 8.37%,
12/31/49, Callable 10/13/19 @
100 (a),(b)	100,000	112,832
Numericable-SFR SA, 7.38%, 5/1/26,
Callable 5/1/21 @ 104 (b)(c)	200,000	199,750
		312,582
Germany — 0.8%
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @ 103
(b)(c)	200,000	211,000

Ireland — 0.8%
Ardagh Packaging Holdings Ltd.,
7.25%, 5/15/24, Callable 5/15/19
@ 105 (b)(c)	200,000	211,000

Jersey — 0.8%
Lincoln Finance, Ltd., 7.38%, 4/15/21,
Callable 4/15/18 @ 103.69 (b)(c)	200,000	214,000

Luxembourg — 0.8%
Altice Financing SA, 6.63%, 2/15/23,
Callable 2/15/18 @ 105 (b)(c)	200,000	200,376
Intelsat Jackson Holdings SA, 8.00%,
2/15/24, Callable 2/15/19 @ 104
(b)(c)	2,000	1,910
		202,286
Mexico — 1.7%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%,
3/10/21	150,000	166,125
Cemex SAB de CV, 7.25%, 1/15/21,
Callable 1/15/18 @ 104 (b)	200,000	217,480
Petroleos Mexicanos, 6.38%, 2/4/21
(c)	60,000	65,834
		449,439
Netherlands — 1.9%
Constellium NV, 7.88%, 4/1/21,
Callable 4/1/18 @ 104 (b)(c)	250,000	262,501
Petrobras Global Finance BV, 8.38%,
5/23/21	28,000	29,603
Petrobras Global Finance BV, 4.38%,
5/20/23	25,000	21,438
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	58,124
Petrobras Global Finance BV, 8.75%,
5/23/26	37,000	38,469
Schaeffler Holdings Finance BV,
6.88%, 8/15/18, Callable 8/15/16
@ 102 (b)(c)	78,788	80,462
		490,597
Peru — 0.2%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	44,462

Russian Federation — 0.8%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	203,000

South Africa — 0.4%
Republic of South Africa, 5.50%,
3/9/20	100,000	108,632

Turkey — 0.0%
Republic of Turkey, 6.88%, 3/17/36	10,000	11,750

United Kingdom — 0.5%
Royal Bank of Scotland Group PLC,
7.65%, 8/29/49, Callable 9/30/31
@ 100 (a),(b)	100,000	117,250

Venezuela — 0.4%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	4,000	1,770
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	300,000	109,500
		111,270
TOTAL YANKEE DOLLARS
(COST $5,093,178)		5,135,816

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds — 48.9%
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/1/2019 @ 105	59,000	60,954
Ahern Rentals, Inc., 7.38%, 5/15/23,
Callable 5/15/2018 @ 106(c)	115,000	81,075
Alere, Inc., 6.38%, 7/1/23, Callable
7/1/2018 @ 105(c)	133,000	133,166
Ally Financial, Inc., 4.13%, 3/30/20	135,000	138,458
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/2025 @ 100	71,000	73,929
Ally Financial, Inc., 7.50%, 9/15/20	87,000	99,398
Ally Financial, Inc., 8.00%, 3/15/20	87,000	99,832
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/2020 @ 103	130,000	130,000
American Express Co., 5.20%,
12/31/49, Callable 11/15/2019 @
100(a)	95,000	93,338
Antero Resources Corp., 6.00%,
12/1/20, Callable 12/1/2016 @ 103	98,000	97,020
Bank of America Corp., 8.12%,
12/29/49, Callable 5/15/2018 @ 100(a)	100,000	102,250
Beazer Homes USA, Inc., 5.75%,
6/15/19, Callable 3/15/2019 @ 100	100,000	97,625
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/2020 @
102(c)	88,000	100,539
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/2020 @
105(c)	50,000	57,125
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/2017 @
105(c)	117,000	109,980
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/2018 @ 105	115,000	123,050
Cablevision Systems Corp., 8.63%,
9/15/17	125,000	132,813
Capital One Financial Corp., 5.55%,
12/31/49, Callable 6/1/2020 @ 100(a)	70,000	70,998
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/2018 @ 105(c)	110,000	115,225
Carrizo Oil & Gas, Inc., 6.25%,
4/15/23, Callable 4/15/2018 @ 105	75,000	70,875
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/15/2016 @ 104	80,000	79,800
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 1/31/2017 @ 103	165,000	174,281
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/2019 @ 102	14,000	14,420
Centene Corp., 5.63%, 2/15/21,
Callable 2/15/2018 @ 102.810000	27,000	28,519
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/2019 @ 104.590000	33,000	35,455
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/2018 @ 105	20,000	21,200
Chemours Co., 6.63%, 5/15/23,
Callable 5/15/2018 @ 105	75,000	64,688
Citigroup, Inc., 5.80%, 11/29/49,
Callable 11/15/2019 @ 100(a)	85,000	85,000
Citigroup, Inc., 5.87%, 12/29/49,
Callable 3/27/2020 @ 100(a)	70,000	70,481
Commscope Holdings, Inc., 6.63%,
6/1/20, Callable 6/1/2017 @ 102(c)	16,000	16,576
CommScope Technologies Finance
LLC, 6.00%, 6/15/25, Callable
6/15/2020 @ 103(c)	130,000	137,150
DaVita HealthCare Partners, Inc.,
5.13%, 7/15/24, Callable 7/15/2019 @
103	26,000	26,840
DCP Midstream LLC, 8.13%, 8/16/30	120,000	121,500
Diamond 1 Finance/Diamond 2,
5.45%, 6/15/23, Callable 4/15/2023 @
100(c)	35,000	37,076
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 6/15/2018 @
103(c)	19,000	19,862
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/2026 @
100(c)	35,000	37,550
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/2019 @
105(c)	25,000	26,905
DISH DBS Corp., 5.88%, 7/15/22	120,000	119,926
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 8/1/2018 @ 105	135,000	141,750
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/2023 @ 100	85,000	85,263
Energy Transfer Equity LP, 7.50%,
10/15/20	100,000	107,750
EP Energy LLC/ Everest Acquisition
Finance, Inc., 9.38%, 5/1/20, Callable
5/1/2017 @ 102	135,000	76,950
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/2020 @ 103(c)	38,000	37,905
Extraction Oil & Gas Holding, 7.88%,
7/15/21, Callable 7/15/2018 @
103.940000(c)	10,000	10,000
Fifth Third Bancorp, 4.90%, 12/29/49,
Callable 9/30/2019 @ 100(a)	60,000	55,950
First Data Corp., 6.75%, 11/1/20(c)	120,000	125,100
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/2018 @ 104(c)	200,000	206,000
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 5/15/2017 @ 102(c)	95,000	93,219
Freeport-McMoRan Oil & Gas LLC,
6.50%, 11/15/20, Callable 11/15/2016
@ 103	17,000	16,830
Freeport-McMoRan, Inc., 3.10%,
3/15/20	12,000	11,126
Freeport-McMoRan, Inc., 3.55%,
3/1/22, Callable 12/1/2021 @ 100	190,000	162,451
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/2022 @ 100	44,000	37,842
Frontier Communications, 7.13%,
1/15/23	20,000	18,550
Frontier Communications, 8.88%,
9/15/20, Callable 6/15/2020 @ 100	139,000	149,382
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/2017 @ 103	115,000	113,850
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/2018 @ 103	76,000	76,570
GLP Capital LP, 4.38%, 4/15/21	8,000	8,330
GLP Capital LP, 5.38%, 4/15/26	25,000	26,656
Golden Nugget Escrow, Inc., 8.50%,
12/1/21, Callable 12/1/2017 @ 104(c)	100,000	103,750
Goldman Sachs Group, Inc., 5.38%,
12/31/49, Callable 5/10/2020 @ 100(a)	70,000	71,050
Halcon Resources Corp., 8.63%,
2/1/20, Callable 2/1/2017 @ 104(c),(d)	102,000	93,840
Halcon Resources Corp., 12.00%,
2/15/22, Callable 8/15/2018 @
112(c),(d)	17,000	15,300

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
HCA Holdings, Inc., 5.25%, 4/15/25,
Callable 3/15/2025 @ 100	150,000	160,500
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	77,088
HCA Holdings, Inc., 8.00%, 10/1/18	65,000	72,638
HD Supply, Inc., 5.25%, 12/15/21,
Callable 12/15/2017 @ 104(c)	40,000	42,350
HD Supply, Inc., 5.75%, 4/15/24,
Callable 4/15/2019 @ 104(c)	7,000	7,454
Herc Rentals Inc., 7.50%, 6/1/22(c)	85,000	86,063
Herc Rentals Inc., 7.75%, 6/1/24(c)	17,000	17,149
Holly Energy Partners, LP, 6.00%,
8/1/24, Callable 8/1/2019 @ 105(c)	18,000	18,225
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/2017 @ 103(c)	5,000	5,275
Infor, Inc., 6.50%, 5/15/22, Callable
5/15/2018 @ 103	125,000	124,063
International Lease Finance Corp.,
5.88%, 8/15/22	75,000	85,500
International Lease Finance Corp.,
8.25%, 12/15/20	75,000	90,562
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 8/1/2018 @ 105(c)	93,000	98,654
Jbs USA LLC, 8.25%, 2/1/20, Callable
2/1/2017 @ 102(c)	40,000	41,600
JBS USA LLC/ JBS USA Finance, Inc.,
7.25%, 6/1/21, Callable 0 @ –	50,000	51,625
JPMorgan Chase & Co., 5.30%,
12/31/49, Callable 5/1/2020 @ 100(a)	60,000	61,770
JPMorgan Chase & Co., 6.00%,
12/29/49, Callable 8/1/2023 @ 100(a)	60,000	62,760
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/2019 @ 104(c)	91,000	95,550
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/2017 @ 105	215,000	198,337
Landry's Holdings II, Inc., 10.25%,
1/1/18, Callable 1/1/2017 @ 100(c)	30,000	30,563
Landry's, Inc., 9.38%, 5/1/20, Callable
5/1/2017 @ 102(c)	170,000	178,924
Level 3 Communications, Inc., 5.25%,
3/15/26, Callable 3/15/2021 @ 103(c)	121,000	126,596
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/2018 @ 103	90,000	92,700
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/2019 @ 103	24,000	25,170
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/2020 @ 103	39,000	40,950
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/2019 @ 105(c)	91,000	97,256
MEDNAX, Inc., 5.25%, 12/1/23,
Callable 12/1/2018 @ 104(c)	30,000	31,275
Meraldyne Performance Group, Inc.,
7.38%, 10/15/22, Callable 10/15/2017
@ 106	50,000	51,250
MGM Resorts International, 7.75%,
3/15/22	90,000	103,762
MGM Resorts International, 11.38%,
3/1/18	85,000	96,263
MGP Escrow Issuer LLC, 5.63%,
5/1/24, Callable 2/1/2024 @ 100(c)	38,000	40,698
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/2022 @ 100(c)	60,000	61,200
Morgan Stanley, 5.45%, 7/29/49,
Callable 7/15/2019 @ 100(a)	100,000	98,250
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/2019 @ 105(c)	62,000	66,185
MPT Operating Partnership LP,
5.25%, 8/1/26, Callable 8/1/2021 @
102.630000	20,000	21,025
MPT Operating Partnership LP,
6.38%, 3/1/24, Callable 3/1/2019 @
105	9,000	9,810
MPT Operating Partnership LP,
6.38%, 2/15/22, Callable 2/15/2017 @
103	8,000	8,400
MPT Operating Partnership LP,
6.88%, 5/1/21, Callable 5/1/2017 @
102	110,000	113,883
National CineMedia LLC, 7.88%,
7/15/21, Callable 7/15/2017 @ 103	120,000	124,200
Navient Corp., 7.25%, 1/25/22, MTN	50,000	50,875
Navient Corp., 8.00%, 3/25/20, MTN	67,000	71,606
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/2021 @ 104(c)	275,000	282,219
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/2017 @ 104	130,000	134,225
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(c)	27,000	29,616
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/2018 @
105(c)	133,000	127,014
PBF Holding Co. LLC, 8.25%, 2/15/20,
Callable 2/15/2017 @ 102	117,000	120,510
PBF Logistics, LP, 6.88%, 5/15/23,
Callable 5/15/2018 @ 105	100,000	100,000
Peninsula Gaming LLC, 8.38%,
2/15/18, Callable 8/15/2016 @ 100(c)	75,000	75,375
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/2020 @ 103(c)	65,000	65,813
Plastipak Holdings, Inc., 6.50%,
10/1/21, Callable 10/1/2016 @ 105(c)	120,000	122,999
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/2018 @
103(c)	48,000	41,640
Platform Specialty Products Corp.,
10.38%, 5/1/21, Callable 5/1/2018 @
105(c)	35,000	35,175
Regency Energy Partners LP, 5.88%,
3/1/22, Callable 1/1/2022 @ 100	80,000	87,295
Resolute Forest Products, Inc., 5.88%,
5/15/23, Callable 5/15/2017 @ 104	105,000	86,888
Reynolds GRP Iss/Reynold, 5.13%,
7/15/23, Callable 7/15/2019 @ 103(c)	2,000	2,063
Rite Aid Corp., 6.13%, 4/1/23, Callable
4/1/2018 @ 105(c)	47,000	49,879
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/2019 @
102.810000	161,000	143,692
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/2018 @ 105(c)	176,000	184,360
Sabine Pass Liquefaction, 5.88%,
6/30/26(c)	18,000	18,473
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/2018 @ 103	195,000	131,137
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 6/1/2017 @ 103	180,000	178,088
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21, Callable
5/15/2017 @ 103(c)	129,000	130,935
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/2019 @ 103	15,000	15,968

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/2019 @ 103(c)	175,000	186,155
Southern Copper Corp., 5.88%,
4/23/45	5,000	4,976
Southern Copper Corp., 6.75%,
4/16/40	27,000	29,182
Sprint Communications, Inc., 6.00%,
11/15/22	125,000	107,235
Sprint Communications, Inc., 8.38%,
8/15/17	115,000	119,169
Sprint Corp., 7.88%, 9/15/23	115,000	105,010
Surgey Center Holdings, Inc., 8.88%,
4/15/21, Callable 4/15/2018 @ 107(c)	43,000	45,795
Targa Resources Partners LP, 6.75%,
3/15/24, Callable 9/15/2019 @ 103(c)	77,000	80,273
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/2023 @
100(c)	110,000	114,263
Tenet Healthcare Corp., 6.00%,
10/1/20	100,000	105,750
Tenet Healthcare Corp., 8.13%, 4/1/22	200,000	206,499
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/2019 @ 105	5,000	5,336
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/2019 @ 103	150,000	160,499
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/2017 @ 103	150,000	157,688
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/2018 @ 103	110,000	112,200
Tronox Ltd., 7.50%, 3/15/22, Callable
3/15/2018 @ 104(c)	30,000	23,813
United Rentals, Inc., 4.63%, 7/15/23,
Callable 7/15/2018 @ 103	87,000	88,740
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/2018 @
103(c)	160,000	164,400
Valvoline, Inc., 5.50%, 7/15/24,
Callable 7/15/2019 @ 104.130000(c)	9,000	9,394
Virgin Media Communications Ltd.,
6.38%, 4/15/23, Callable 4/15/2018 @
103(c)	200,000	205,499
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/2018 @ 100(a)	75,000	79,766
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/2016 @ 104	150,000	142,500
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/2020 @ 100	100,000	98,500
Zayo Group LLC, 6.00%, 4/1/23,
Callable 4/1/2018 @ 105	125,000	130,000
Zebra Technologies Corp., 7.25%,
10/15/22, Callable 10/15/2017 @ 105	92,000	98,210
		12,632,513
TOTAL CORPORATE BONDS
(COST $12,661,159)		12,632,513

	Shares
Investment Companies — 11.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.23%(e)	2,914,967	2,914,967

TOTAL INVESTMENT COMPANIES
(COST $2,914,967)		2,914,967
TOTAL INVESTMENT SECURITIES
(COST $24,925,551) — 97.0%		25,044,894
Other Assets (Liabilities) - 3.0%		786,552
NET ASSETS - 100%		$25,831,446
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Defaulted security.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
MTN	Medium Term Note
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Investment Companies	11.3
Oil, Gas & Consumable Fuels	10.6
Media	7.7
Diversified Telecommunication Services	6.9
Banks	6.7
Health Care Providers & Services	5.5
Hotels, Restaurants & Leisure	4.9
Metals & Mining	4.5
Containers & Packaging	3.9
Trading Companies & Distributors	2.8
Consumer Finance	2.8
Insurance	2.7
Wireless Telecommunication Services	2.5
Diversified Financial Services	2.1
Household Durables	2.0
Chemicals	2.0
Sovereign Bonds	1.6
Construction Materials	1.5
Food Products	1.5
IT Services	1.3
Independent Power and Renewable Electricity Producers	1.2
Pharmaceuticals	1.0
Energy Equipment & Services	0.9
Food & Staples Retailing	0.7
Capital Markets	0.7
Real Estate Investment Trusts	0.6
Electric Utilities	0.6
Communications Equipment	0.6
Health Care Equipment & Supplies	0.5
Software	0.5
Multi-Utilities	0.5
Real Estate Management & Development	0.5
Auto Components	0.5
Internet Software & Services	0.4
Personal Products	0.4
Machinery	0.4
Road & Rail	0.4
Electronic Equipment, Instruments & Components	0.4
Technology Hardware, Storage & Peripherals	0.4
Aerospace & Defense	0.3
Paper & Forest Products	0.3
Automobiles	0.2
Household Products	0.1
Diversified Consumer Services	0.1
Total	97.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,	Credit Suisse
Series 25	Securities USA LLC	12/20/20	3.83	792,000	5.00	37,246	(9,504)	46,750
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.64	168,000	1.00	(12,101)	(12,297)	196
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.66	65,000	1.00	(4,568)	(5,070)	502
CDX Emerging Markets Index,
Series 26	Citigroup INC	6/20/21	4.04	200,000	5.00	8,426	(5,480)	13,906
						29,003	(32,351)	61,354
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	9/2/16	2,562	697	781	(84)
Colombian Peso	Bank of America	10/19/16	111,720,000	37,000	35,837	1,163
European Euro	UBS AG	8/2/16	4,200,000	4,662,943	4,695,203	(32,260)
European Euro	UBS AG	9/2/16	4,200,000	4,669,561	4,701,348	(31,787)
Mexican Peso	Goldman Sachs	11/7/16	464,983	25,000	24,546	454
Mexican Peso	UBS AG	11/7/16	555,669	30,000	29,333	667
Russian Ruble	Bank of America	9/9/16	1,950,900	30,000	29,325	675
				9,455,201	9,516,373	(61,172)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Colombian Peso	UBS AG	10/19/16	177,169,000	58,491	56,831	(1,660)
Indian Rupee	Bank of America	10/18/16	1,020,900	15,000	15,038	38
Indonesian Rupiah	Bank of America	12/7/16	200,850,000	15,000	15,034	34
Mexican Peso	Goldman Sachs	11/7/16	1,020,602	54,944	53,877	(1,067)
Mexican Peso	UBS AG	11/7/16	572,043	30,000	30,198	198
Russian Ruble	UBS AG	9/6/16	4,970,010	74,000	74,763	763
				247,435	245,741	(1,694)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 21.9%
Belgium — 0.4%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a),(b)	100,000	105,639

China — 0.7%
Hutchison Whampoa Ltd., 3.75%,
5/29/49, Callable 5/10/18 @ 100
(a),(b)	150,000	172,762

France — 5.5%
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	115,860
Banque Federative du Credit Mutuel
SA, Series E, 3.00%, 5/21/24	100,000	123,493
BPCE SA, 2.75%, 7/8/26, Callable
7/8/21 @ 100 (a),(b)	200,000	232,860
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	150,000	166,302
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	121,572
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable 1/29/25
@ 100 (a),(b)	100,000	110,114
GDF SUEZ, Series N10, 3.87%,
6/2/49, Callable 6/2/24 @ 100
(a),(b)	100,000	123,422
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	126,870
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 102
(b)	100,000	114,105
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	119,560
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)	100,000	114,709
		1,468,867
Germany — 2.7%
Bayer AG, Series E, 3.00%, 7/1/75,
Callable 7/1/20 @ 100 (a),(b)	150,000	168,538
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)	100,000	112,908
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	135,770
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102 (b)	100,000	114,650
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @ 103
(b)	150,000	189,887
		721,753
Guernsey — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22	100,000	112,237

Ireland (Republic of) — 0.4%
Bank of Ireland, Series E, 4.25%,
6/11/24, Callable 6/11/19 @ 100
(a),(b)	100,000	111,448

Italy — 1.7%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)	100,000	119,502
EXOR SpA, 2.50%, 10/8/24	100,000	122,615
Intesa Sanpaolo SpA, Series E,
6.63%, 9/13/23	150,000	201,023
		443,140
Luxembourg — 2.6%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	150,000	182,149
HeidelbergCement AG, 8.50%,
10/31/19	150,000	209,650
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	200,000	287,659
		679,458
Netherlands — 4.1%
Aegon NV, Series E, 4.00%, 4/25/44,
Callable 4/25/24 @ 100 (a),(b)	100,000	107,991
Alliander NV, 3.25%, 11/29/49,
Callable 11/27/18 @ 100 (a),(b)	100,000	118,174
Fresenius SE & Co. KGaA,
Registered, 3.00%, 2/1/21	100,000	122,645
Rabobank Nederland, Registered,
6.88%, 3/19/20	200,000	266,653
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	128,000
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/4/23 @ 100 (a),(b)	175,000	212,417
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)	100,000	127,707
		1,083,587
Spain — 1.1%
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	150,000	172,777
Santander Issuances, Series E,
2.50%, 3/18/25	100,000	109,461
		282,238
United Kingdom — 1.0%
FCE Bank plc, Series E, 1.11%,
5/13/20	100,000	115,086
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	125,000	148,118
		263,204
United States — 1.3%
Discovery Communications, Inc.,
1.90%, 3/19/27, Callable 12/19/26
@ 100 (b)	100,000	106,256
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	100,000	131,152
ZF North America Capital, Inc., 2.25%,
4/26/19	100,000	116,570
		353,978
TOTAL FOREIGN BONDS
(COST $5,618,763)		5,798,311

	Principal Amount ($)
Yankee Dollars — 30.0%
Australia — 1.2%
Chichester Metals Pty Ltd., 9.75%,
3/1/22, Callable 3/1/18 @ 110
(b)(c)	37,000	41,440
Commonwealth Bank of Australia,
4.50%, 12/9/25 (c)	200,000	211,808

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Australia, continued
Macquarie Bank Ltd., 1.86%, 1/15/19
(a)(c)	60,000	60,350
		313,598
Austria — 0.3%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 104 (b)	75,000	79,500

Bermuda — 0.6%
Aircastle Ltd., 5.50%, 2/15/22	100,000	107,249
IHS Markit, Ltd., 5.00%, 11/1/22,
Callable 8/1/22 @ 100 (b)(c)	35,000	35,963
NCL Corp. Ltd., 5.25%, 11/15/19,
Callable 11/15/16 @ 103 (b)(c)	13,000	13,293
		156,505
Brazil — 2.8%
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	102,530
Federal Republic of Brazil, 4.88%,
1/22/21	200,000	212,300
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	98,700
Petrobras Brasileiro SA, 5.75%,
1/20/20	350,000	349,335
		762,865
Canada — 1.1%
Cascades, Inc., 5.50%, 7/15/22,
Callable 7/15/17 @ 104 (b)(c)	15,000	14,775
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104 (b)(c)	37,000	36,445
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @ 103
(b)(c)	13,000	11,967
Glencore Finance Canada Ltd., 6.00%,
11/15/41 (c)	100,000	94,499
Glencore Schweiz AG, 4.25%,
10/25/22 (c)	9,000	8,835
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 104 (b)(c)	25,000	26,379
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 104 (b)(c)	7,000	7,498
NOVA Chemicals Corp., 5.25%,
8/1/23, Callable 8/1/18 @ 103
(b)(c)	22,000	22,688
Teck Resources Ltd., 8.00%, 6/1/21,
Callable 6/1/18 @ 104 (b)(c)	10,000	10,675
Teck Resources Ltd., 8.50%, 6/1/24,
Callable 6/1/19 @ 106 (b)(c)	3,000	3,263
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 103 (b)(c)	75,000	62,438
		299,462
Chile — 0.8%
CorpBanca SA, 3.13%, 1/15/18	200,000	202,448

China — 2.4%
China Overseas Land & Investment
Ltd., 4.25%, 5/8/19	200,000	211,550
CNOOC Finance (2013) Ltd., 3.00%,
5/9/23	200,000	201,387
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	200,000	213,781
		626,718
Colombia — 1.6%
Republic of Colombia, 4.38%, 7/12/21	400,000	429,000

Croatia — 0.4%
Croatia, Registered, 6.75%, 11/5/19	100,000	109,547

Dominican Republic — 0.4%
Dominican Republic, Registered,
7.50%, 5/6/21	100,000	112,000

France — 0.4%
Electricite de France SA, 5.25%,
1/29/49, Callable 1/29/28 @ 100
(a),(b)(c)	100,000	97,500

Germany — 0.4%
Deutsche Bank AG, 2.95%, 8/20/20	100,000	99,409

Hong Kong — 0.8%
ICBCIL Finance Co. Ltd., 2.60%,
11/13/18 (c)	200,000	201,804

Hungary — 0.5%
Republic of Hungary, 6.25%, 1/29/20	20,000	22,286
Republic of Hungary, 6.38%, 3/29/21	100,000	114,442
		136,728
India — 0.8%
State Bank India, Registered, 3.62%,
4/17/19	200,000	207,132

Indonesia — 1.5%
Republic of Indonesia, Registered,
3.38%, 4/15/23	400,000	407,754

Ireland — 0.6%
Aercap Ireland Capital, Ltd., 3.95%,
2/1/22, Callable 1/1/22 @ 100 (b)	150,000	156,879

Japan — 0.1%
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 3/9/21	31,000	32,309

Luxembourg — 0.4%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (b)	100,000	110,874

Mexico — 4.0%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%,
3/10/21	150,000	166,125
Cemex SAB de CV, 6.13%, 5/5/25,
Callable 5/5/20 @ 103 (b)	200,000	205,500
Mexichem SAB de CV, Registered,
5.88%, 9/17/44	200,000	197,190
Petroleos Mexicanos, 6.38%, 2/4/21
(c)	80,000	87,778
Petroleos Mexicanos, 4.88%, 1/24/22	150,000	154,125
United Mexican States, 4.00%, 10/2/23	246,000	264,695
		1,075,413
Netherlands — 0.8%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100
(b)	100,000	99,145
Mylan NV, 3.00%, 12/15/18 (c)	35,000	36,071

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Netherlands, continued
Mylan NV, 3.95%, 6/15/26, Callable
3/15/26 @ 100 (b)(c)	30,000	31,449
Sensata Technologies BV, 5.63%,
11/1/24 (c)	25,000	26,500
Teva Pharmaceutical Finance
Netherlands III BV, 3.15%,
10/1/26	15,000	15,328
		208,493
Panama — 0.2%
Republic of Panama, 6.70%, 1/26/36	30,000	40,613

Peru — 0.5%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	30,000	33,347
Republic of Peru, 4.13%, 8/25/27	100,000	111,000
		144,347
Poland — 0.3%
Republic of Poland, 5.13%, 4/21/21	70,000	79,765

Romania — 0.2%
Romania, Registered, 6.75%, 2/7/22	40,000	47,836

Russian Federation — 1.2%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	300,000	304,500

South Africa — 0.8%
Republic of South Africa, 4.88%,
4/14/26	200,000	211,200

Turkey — 1.9%
Akbank TAS, Registered, 3.88%,
10/24/17	150,000	150,333
Republic of Turkey, 7.00%, 3/11/19	100,000	108,513
Republic of Turkey, 6.25%, 9/26/22	200,000	219,461
Republic of Turkey, 6.88%, 3/17/36	20,000	23,500
		501,807
United Kingdom — 2.4%
Barclays, 4.38%, 1/12/26	200,000	207,092
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	206,464
Royal Bank of Scotland Group PLC,
7.65%, 8/29/49, Callable 9/30/31
@ 100 (a),(b)	25,000	29,313
Santander UK Group Holdings PLC,
4.75%, 9/15/25 (c)	200,000	200,456
		643,325
Uruguay — 0.1%
Republica Orient Uruguay, 4.38%,
10/27/27	20,000	21,225

Venezuela — 0.5%
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	318,000	116,070
Republic of Venezuela, 7.75%,
10/13/19	25,000	11,969
		128,039
TOTAL YANKEE DOLLARS
(COST $7,647,841)		7,948,595

Corporate Bonds — 38.6%
AbbVie, Inc., 2.50%, 5/14/20, Callable
4/14/2020 @ 100	100,000	102,666
AbbVie, Inc., 4.45%, 5/14/46, Callable
11/14/2045 @ 100	30,000	31,936
Aetna, Inc., 4.25%, 6/15/36, Callable
12/15/2035 @ 100	30,000	31,083
Aetna, Inc., 4.38%, 6/15/46, Callable
12/15/2045 @ 100	30,000	31,093
Airgas, Inc., 3.05%, 8/1/20, Callable
7/1/2020 @ 100	50,000	52,014
Ally Financial, Inc., 3.25%, 11/5/18	85,000	85,956
Ally Financial, Inc., 4.13%, 3/30/20	175,000	179,483
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/2025 @ 100	13,000	13,536
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/2020 @ 103	25,000	25,000
American Express Co., 5.20%,
12/31/49, Callable 11/15/2019 @
100(a)	48,000	47,160
American Express Credit Corp.,
1.41%, 11/5/18, Callable 10/15/2018
@ 100(a)	50,000	50,341
American Tower Corp., 4.40%,
2/15/26, Callable 11/15/2025 @ 100	35,000	38,781
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/2044 @ 100	100,000	109,092
Anheuser-Busch InBev Finance,
4.70%, 2/1/36, Callable 8/1/2035 @
100	35,000	40,453
Antero Resources Corp., 6.00%,
12/1/20, Callable 12/1/2016 @ 103	50,000	49,500
AT&T, Inc., 3.60%, 2/17/23, Callable
12/17/2022 @ 100	35,000	37,188
AT&T, Inc., 4.45%, 4/1/24, Callable
1/1/2024 @ 100	100,000	110,702
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/2043 @ 100	25,000	26,528
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/2046 @ 100	75,000	89,452
Bank of America Corp., 3.50%, 4/19/26	115,000	120,086
Bank of America Corp., 4.45%, 3/3/26	40,000	42,975
Bank of America Corp., 8.12%,
12/29/49, Callable 5/15/2018 @ 100(a)	75,000	76,688
Baxalta, Inc., 2.88%, 6/23/20, Callable
5/23/2020 @ 100	100,000	101,382
Belden, Inc., 5.25%, 7/15/24, Callable
7/15/2019 @ 103(c)	25,000	25,000
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/2045 @ 100	40,000	47,867
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/2020 @
102(c)	12,000	13,710
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/2020 @
105(c)	52,000	59,409
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/2017 @
105(c)	14,000	13,160
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/2020 @
103(c)	40,000	43,300
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/2026 @ 100	65,000	65,462
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/2025 @ 100	35,000	36,505

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
Capital One Financial Corp., 5.55%, 12/31/49, Callable 6/1/2020 @ 100(a)	50,000	50,713
Care Capital Properties LP, 5.13%, 8/15/26, Callable 5/15/2026 @ 100(c)	20,000	20,258
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20, Callable 9/15/2016 @ 104	20,000	19,950
CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/2021 @ 103(c)	10,000	10,550
CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/2019 @ 104(c)	20,000	21,350
CCO Holdings LLC, 6.63%, 1/31/22, Callable 1/31/2017 @ 103	75,000	79,219
Celgene Corp., 5.00%, 8/15/45, Callable 2/15/2045 @ 100	45,000	52,405
Centene Corp., 5.63%, 2/15/21, Callable 2/15/2018 @ 102.810000	8,000	8,450
Centene Corp., 6.13%, 2/15/24, Callable 2/15/2019 @ 104.590000	29,000	31,157
Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/2018 @ 105	31,000	32,860
Charter Communication, Inc., 6.48%, 10/23/45, Callable 4/23/2045 @ 100(c)	100,000	120,056
Chemours Co., 6.63%, 5/15/23, Callable 5/15/2018 @ 105	25,000	21,563
Citigroup, Inc., 1.63%, 7/30/18(a)	100,000	100,516
Citigroup, Inc., 2.70%, 3/30/21	50,000	51,002
Citigroup, Inc., 3.70%, 1/12/26	40,000	42,451
Citigroup, Inc., 4.13%, 7/25/28	50,000	51,009
Citigroup, Inc., 4.60%, 3/9/26	40,000	43,033
Citigroup, Inc., 5.80%, 11/29/49, Callable 11/15/2019 @ 100(a)	50,000	50,000
Clearwater Paper Corp., 5.38%, 2/1/25(c)	40,000	39,800
Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/2025 @ 100	100,000	107,901
Comcast Corp., 3.40%, 7/15/46, Callable 1/15/2046 @ 100	10,000	9,860
CommScope Technologies Finance LLC, 6.00%, 6/15/25, Callable 6/15/2020 @ 103(c)	25,000	26,375
Continental Resources, 4.90%, 6/1/44, Callable 12/1/2043 @ 100	100,000	79,750
Continental Resources, 5.00%, 9/15/22, Callable 3/15/2017 @ 103	20,000	18,700
DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/2020 @ 103	20,000	20,225
DCP Midstream LLC, 8.13%, 8/16/30	35,000	35,438
DDR Corp., 3.63%, 2/1/25, Callable 11/1/2024 @ 100	100,000	101,424
Diamond 1 Finance/Diamond 2, 4.42%, 6/15/21, Callable 5/15/2021 @ 100(c)	30,000	31,362
Diamond 1 Finance/Diamond 2, 5.45%, 6/15/23, Callable 4/15/2023 @ 100(c)	75,000	79,447
Diamond 1 Finance/Diamond 2, 5.88%, 6/15/21, Callable 6/15/2018 @ 103(c)	6,000	6,272
Diamond 1 Finance/Diamond 2, 6.02%, 6/15/26, Callable 3/15/2026 @ 100(c)	30,000	32,186
Diamond 1 Finance/Diamond 2, 7.13%, 6/15/24, Callable 6/15/2019 @ 105(c)	8,000	8,610
Discover Financial Services, 3.95%, 11/6/24, Callable 8/6/2024 @ 100	100,000	103,270
Discovery Communications, Inc., 4.90%, 3/11/26, Callable 12/11/2025 @ 100	35,000	37,833
DISH DBS Corp., 5.88%, 7/15/22	50,000	49,969
Dominion Resources, Inc., 2.96%, 7/1/19(a)	30,000	30,811
Dominion Resources, Inc., 3.90%, 10/1/25, Callable 7/1/2025 @ 100	40,000	43,506
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/2021 @ 102.250000	50,000	50,813
eBay, Inc., 2.50%, 3/9/18	40,000	40,744
Electronic Arts, Inc., 3.70%, 3/1/21	35,000	37,364
Energy Transfer Equity LP, 5.88%, 1/15/24, Callable 10/15/2023 @ 100	25,000	25,077
Energy Transfer Partners LP, 3.60%, 2/1/23, Callable 11/1/2022 @ 100	100,000	97,436
Enilink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/2026 @ 100	25,000	24,322
Enterprise Products Partners LP, 3.95%, 2/15/27, Callable 11/15/2026 @ 100	20,000	21,081
Enterprise Products Partners LP, 7.03%, 1/15/68, Callable 1/15/2018 @ 100(a)	100,000	105,524
Equinix, Inc., 5.88%, 1/15/26, Callable 1/15/2021 @ 103	50,000	53,875
ESH Hospitality, Inc., 5.25%, 5/1/25, Callable 5/1/2020 @ 103(c)	30,000	29,925
Fidelity National Information Services, Inc., 3.63%, 10/15/20, Callable 9/15/2020 @ 100	85,000	90,221
Fifth Third Bancorp, 4.90%, 12/29/49, Callable 9/30/2019 @ 100(a)	50,000	46,625
First Data Corp., 5.00%, 1/15/24, Callable 1/15/2019 @ 103(c)	35,000	35,263
First Horizon National Corp., 3.50%, 12/15/20, Callable 11/15/2020 @ 100	50,000	50,742
First Quality Finance Co., Inc., 4.63%, 5/15/21, Callable 5/15/2017 @ 102(c)	33,000	32,381
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	200,000	202,273
Freeport-McMoRan Oil & Gas LLC, 6.50%, 11/15/20, Callable 11/15/2016 @ 103	30,000	29,700
Freeport-McMoRan, Inc., 2.30%, 11/14/17	100,000	99,750
Freeport-McMoRan, Inc., 3.10%, 3/15/20	21,000	19,471
Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/2021 @ 100	45,000	38,475
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/2022 @ 100	12,000	10,321
Fresenius Medical Care AG & Co. KGaA, 5.88%, 1/31/22(c)	50,000	56,375
Frontier Communications, 7.63%, 4/15/24	30,000	27,675
Frontier Communications, 8.88%, 9/15/20, Callable 6/15/2020 @ 100	45,000	48,361
General Motors Co., 6.60%, 4/1/36, Callable 10/1/2035 @ 100	35,000	43,315
General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/2018 @ 100	40,000	40,893

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
General Motors Financial Co., Inc.,
4.30%, 7/13/25, Callable 4/13/2025 @
100	150,000	157,039
General Motors Financial Co., Inc.,
5.25%, 3/1/26, Callable 12/1/2025 @
100	35,000	39,093
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/2017 @ 103	25,000	24,750
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/2018 @ 103	23,000	23,173
Glencore International AG, 4.63%,
4/29/24(c)	5,000	4,868
GLP Capital LP, 4.38%, 4/15/21	2,000	2,083
GLP Capital LP, 5.38%, 4/15/26	5,000	5,331
Goldman Sachs Group, Inc., 3.75%,
2/25/26, Callable 11/25/2025 @ 100	30,000	31,739
Goldman Sachs Group, Inc., 5.38%,
12/31/49, Callable 5/10/2020 @ 100(a)	50,000	50,749
Goodyear Tire & Rubber, 5.00%,
5/31/26, Callable 5/31/2021 @ 103	30,000	31,613
Greif, Inc., 7.75%, 8/1/19	30,000	33,600
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/2035 @ 100	35,000	38,132
HCA Holdings, Inc., 5.25%, 4/15/25,
Callable 3/15/2025 @ 100	100,000	106,999
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/2017 @ 103	27,000	28,013
Herc Rentals Inc., 7.50%, 6/1/22(c)	24,000	24,300
Herc Rentals Inc., 7.75%, 6/1/24(c)	5,000	5,044
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20, Callable 9/15/2020
@ 100(c)	42,000	44,315
Holly Energy Partners, LP, 6.00%,
8/1/24, Callable 8/1/2019 @ 105(c)	5,000	5,063
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/2025 @ 100	50,000	53,369
Hyundai Capital America, 1.88%,
8/9/16(c)	100,000	100,019
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/2017 @ 103(c)	2,000	2,110
International Lease Finance Corp.,
5.88%, 8/15/22	100,000	114,000
Jbs USA LLC, 8.25%, 2/1/20, Callable
2/1/2017 @ 102(c)	20,000	20,800
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/2019 @ 104(c)	35,000	36,750
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/2019 @ 100	150,000	153,818
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/2045 @ 100	100,000	94,404
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/2017 @ 105	50,000	46,125
Kraft Heinz Foods Co., 1.60%,
6/30/17(c)	150,000	150,649
Kraft Heinz Foods Co., 4.38%, 6/1/46,
Callable 12/1/2045 @ 100(c)	20,000	21,775
Lear Corp., 5.25%, 1/15/25, Callable
1/15/2020 @ 103	50,000	53,374
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/2025 @ 100	70,000	71,050
Lennar Corp., 4.88%, 12/15/23,
Callable 9/15/2023 @ 100	20,000	20,650
Level 3 Communications, Inc., 5.25%,
3/15/26, Callable 3/15/2021 @ 103(c)	36,000	37,665
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/2018 @ 103	25,000	25,750
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/2019 @ 103	11,000	11,536
LifePoint Health, Inc., 5.38%, 5/1/24,
Callable 5/1/2019 @ 104(c)	50,000	51,125
Marathon Oil Corp., 2.70%, 6/1/20,
Callable 5/1/2020 @ 100	100,000	95,257
Masco Corp., 3.50%, 4/1/21, Callable
3/1/2021 @ 100	40,000	41,551
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/2019 @ 105(c)	27,000	28,856
McDonald's Corp., 2.75%, 12/9/20,
Callable 11/9/2020 @ 100	35,000	36,666
McDonald's Corp., 4.88%, 12/9/45,
MTN, Callable 6/9/2045 @ 100	35,000	41,861
MEDNAX, Inc., 5.25%, 12/1/23,
Callable 12/1/2018 @ 104(c)	8,000	8,340
MGP Escrow Issuer LLC, 5.63%,
5/1/24, Callable 2/1/2024 @ 100(c)	12,000	12,852
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/2022 @ 100(c)	42,000	42,840
Morgan Stanley, 2.45%, 2/1/19, MTN	35,000	35,788
Morgan Stanley, 3.13%, 7/27/26, MTN	10,000	10,105
MPLX LP, 4.88%, 12/1/24, Callable
9/1/2024 @ 100(c)	50,000	49,530
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/2021 @
102.630000	5,000	5,256
MPT Operating Partnership LP, 6.38%,
2/15/22, Callable 2/15/2017 @ 103	12,000	12,600
MPT Operating Partnership LP, 6.38%,
3/1/24, Callable 3/1/2019 @ 105	3,000	3,270
MPT Operating Partnership LP, 6.88%,
5/1/21, Callable 5/1/2017 @ 102	31,000	32,094
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/2020 @ 103(c)	20,000	21,784
National CineMedia LLC, 6.00%,
4/15/22, Callable 4/15/2017 @ 103	30,000	31,125
Navient Corp., 8.00%, 3/25/20, MTN	75,000	80,156
Newell Brands, Inc., 5.38%, 4/1/36,
Callable 10/1/2035 @ 100	35,000	42,203
Newell Brands, Inc., 5.50%, 4/1/46,
Callable 10/1/2045 @ 100	35,000	43,499
NextEra Energy Capital, 2.06%, 9/1/17	100,000	100,629
Noble Energy, Inc., 5.05%, 11/15/44,
Callable 5/15/2044 @ 100	100,000	99,257
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/2021 @ 104(c)	14,000	14,368
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/2023 @
100	25,000	25,291
Oracle Corp., 4.00%, 7/15/46, Callable
1/15/2046 @ 100	30,000	31,085
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/2017 @ 104	25,000	25,813
Outfront Media Capital LLC, 5.88%,
3/15/25, Callable 9/15/2019 @ 103	10,000	10,663
Owens Corning, Inc., 4.20%, 12/15/22,
Callable 9/15/2022 @ 100	100,000	106,609
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(c)	50,000	52,188
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(c)	5,000	5,484
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/2018 @
105(c)	25,000	23,875
PBF Holding Co. LLC, 8.25%, 2/15/20,
Callable 2/15/2017 @ 102	50,000	51,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
Penske Truck Leasing Co. LP, 3.20%,
7/15/20, Callable 6/15/2020 @ 100(c)	100,000	101,732
Philip Morris International, Inc., 1.25%,
8/11/17	50,000	50,162
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/2020 @ 103(c)	18,000	18,225
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/2018 @
103(c)	30,000	26,025
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/2021 @ 100	70,000	72,362
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/2025 @ 100	16,000	16,686
Rabobank Capital Funding Trust III,
5.25%, 12/29/49, Callable 10/21/2016
@ 100(c)	100,000	99,895
Resolute Forest Products, Inc., 5.88%,
5/15/23, Callable 5/15/2017 @ 104	50,000	41,375
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/12/2045 @ 100	100,000	132,102
Reynolds GRP Iss/Reynold, 5.13%,
7/15/23, Callable 7/15/2019 @ 103(c)	77,000	79,406
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/2019 @
102.810000	50,000	44,625
Sabine Pass Liquefaction, 5.88%,
6/30/26(c)	5,000	5,131
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/2018 @ 104(c)	32,000	33,520
Schlumberger Holdings Corp., 1.90%,
12/21/17(c)	20,000	20,172
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/2019 @ 103	33,000	35,129
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/2019 @ 103(c)	75,000	79,781
Southern Copper Corp., 6.75%,
4/16/40	80,000	86,466
Sprint Communications, Inc., 9.00%,
11/15/18(c)	10,000	10,838
Sprint Corp., 7.88%, 9/15/23	100,000	91,313
Steel Dynamics, Inc., 5.25%, 4/15/23,
Callable 4/15/2018 @ 103	20,000	20,950
SunTrust Banks, Inc., 2.90%, 3/3/21,
Callable 2/3/2021 @ 100	31,000	32,367
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/2025 @ 100	100,000	106,959
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/2023 @
100(c)	50,000	51,938
Tenet Healthcare Corp., 6.00%,
10/1/20	50,000	52,875
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/2021 @ 100	3,000	3,068
The Williams Cos., Inc., 4.55%,
6/24/24, Callable 3/24/2024 @ 100	100,000	95,250
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/2042 @ 100	100,000	97,199
Time Warner, Inc., 2.95%, 7/15/26,
Callable 4/15/2026 @ 100	35,000	35,917
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/2019 @ 103	100,000	106,999
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/2017 @ 103	50,000	52,563
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/2025 @ 100	20,000	20,450
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/2018 @ 103	50,000	51,000
United Rentals, Inc., 4.63%, 7/15/23,
Callable 7/15/2018 @ 103	50,000	51,000
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 8/1/2017 @ 104(c)	30,000	30,900
Universal Health Services, Inc., 5.00%,
6/1/26, Callable 6/1/2021 @
102.500000(c)	10,000	10,300
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/2018 @
103(c)	25,000	25,688
Valvoline, Inc., 5.50%, 7/15/24,
Callable 7/15/2019 @ 104.130000(c)	3,000	3,131
Verizon Communications, Inc., 4.13%,
8/15/46, Callable 2/15/2046 @ 100	30,000	30,329
Verizon Communications, Inc., 4.27%,
1/15/36	150,000	156,910
Walgreends Boots Allaince, 1.75%,
5/30/18	20,000	20,173
Walgreens Boots Alliance, Inc., 4.80%,
11/18/44, Callable 5/18/2044 @ 100	100,000	113,243
Wells Fargo & Co., 4.90%, 11/17/45	35,000	39,696
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/2018 @ 100(a)	50,000	53,178
Welltower, Inc., 4.25%, 4/1/26,
Callable 1/1/2026 @ 100	35,000	37,989
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/2016 @ 104	25,000	23,750
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/2023 @ 100	50,000	49,031
Zebra Technologies Corp., 7.25%,
10/15/22, Callable 10/15/2017 @ 105	23,000	24,553
		10,210,410
TOTAL CORPORATE BONDS
(COST $9,792,607)		10,210,410

U.S. Treasury Obligation — 0.2%
U.S. Treasury Note — 0.2%
1.63%, 5/15/26	41,000	41,631

TOTAL U.S. TREASURY OBLIGATION
(COST $40,811)		41,631

	Shares
Exchange Traded Fund — 0.6%

SPDR Barclays High Yield Bond ETF,	4,255	153,435
TOTAL EXCHANGE TRADED FUND
(COST $162,954)		153,435

Investment Companies — 6.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.23%(d)	1,674,224	1,674,224

TOTAL INVESTMENT COMPANIES
(COST $1,674,224)		1,674,224
TOTAL INVESTMENT SECURITIES
(COST $24,937,200) — 97.6%		25,826,606
Other Assets (Liabilities) - 2.4%		646,052
NET ASSETS - 100%	$26,472,658

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ETF	Exchange-Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.8
Oil, Gas & Consumable Fuels	9.9
Sovereign Bonds	9.8
Investment Companies	6.3
Consumer Finance	5.6
Media	3.7
Diversified Telecommunication Services	3.6
Insurance	3.0
Trading Companies & Distributors	2.5
Health Care Providers & Services	2.5
Electric Utilities	2.1
Chemicals	1.9
Metals & Mining	1.8
Construction Materials	1.8
Diversified Financial Services	1.7
Biotechnology	1.7
Multi-Utilities	1.7
Capital Markets	1.7
Pharmaceuticals	1.5
Household Durables	1.5
Energy Equipment & Services	1.4
Real Estate Investment Trusts	1.3
Containers & Packaging	1.3
Food Products	1.2
Automobiles	1.0
Wireless Telecommunication Services	0.9
Hotels, Restaurants & Leisure	0.9
Building Products	0.8
Real Estate Management & Development	0.8
Industrial Conglomerates	0.7
Auto Components	0.7
Tobacco	0.7
Technology Hardware, Storage & Peripherals	0.7
Professional Services	0.6
Exchange Traded Fund	0.6
IT Services	0.5
Food & Staples Retailing	0.5
Commercial Services & Supplies	0.4
Road & Rail	0.4
Paper & Forest Products	0.4
Internet Software & Services	0.3
Electronic Equipment, Instruments & Components	0.2
Beverages	0.2
Treasury Note	0.2
Software	0.2
Personal Products	0.1
Diversified Consumer Services	0.1
Household Products	0.1
Electrical Equipment	0.1
Independent Power and Renewable Electricity Producers	0.1
Communications Equipment	0.1
Total	97.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.64	220,000	1.00	(15,847)	(16,104)	257
						(15,847)	(16,104)	257

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Colombian Peso	Bank of America	10/19/16	103,950,000	35,000	33,344	1,656
European Euro	UBS AG	8/2/16	5,575,000	6,188,863	6,232,323	(43,460)
European Euro	UBS AG	9/2/16	5,575,000	6,198,285	6,240,480	(42,195)
Mexican Peso	Goldman Sachs	11/7/16	1,395,079	75,000	73,645	1,355
Mexican Peso	UBS AG	11/7/16	759,427	41,000	40,090	910
				12,538,148	12,619,882	(81,734)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	9/2/16	14,080	3,833	4,293	460
Colombian Peso	UBS AG	10/19/16	197,795,000	65,300	63,447	(1,853)
Indian Rupee	Bank of America	10/18/16	2,382,100	35,000	35,089	89
Indonesian Rupiah	Bank of America	12/7/16	468,650,000	35,000	35,079	79
Mexican Peso	Goldman Sachs	11/7/16	2,315,673	124,674	122,243	(2,431)
Mexican Peso	UBS AG	11/7/16	629,247	33,000	33,218	218
				296,807	293,369	(3,438)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.9%
Australia — 3.3%
Telstra Corp. Ltd.	48,416	212,258
Woodside Petroleum Ltd.	6,666	134,369
		346,627
Canada — 1.7%
Agrium, Inc.	1,062	96,397
Power Financial Corp.	3,647	84,338
		180,735
China — 1.4%
Industrial & Commercial Bank of China
Ltd., Class H	251,000	142,033

France — 2.3%
Capital Gemini SA	1,371	131,731
Publicis Groupe	625	46,533
Sodexo	497	58,199
		236,463
Germany — 4.1%
Muenchener Rueckversicherungs-
Gesellschaft AG, Registered
Shares	999	166,625
SAP SE	2,972	260,510
		427,135
Hong Kong — 2.2%
BOC Hong Kong (Holdings) Ltd.	27,500	90,213
China Mobile Ltd.	11,000	135,622
		225,835
India — 1.0%
Infosys Ltd., ADR	6,267	102,967

Indonesia — 1.6%
PT Bank Mandiri (Persero) Tbk	211,400	163,025

Ireland — 1.6%
Accenture plc, Class A	1,468	165,605

Japan — 12.2%
ABC-Mart, Inc.	3,300	213,488
Hitachi High-Technologies Corp.	1,800	62,282
Japan Tobacco, Inc.	3,500	138,086
Mitsubishi Electric Corp.	11,000	131,273
Mitsubishi UFJ Financial Group, Inc.	14,800	75,726
Oracle Corp. Japan	1,500	92,041
OTSUKA Corp.	3,800	197,040
Sekisui Chemical	6,000	88,747
Sumitomo Mitsui Financial Group, Inc.	2,000	64,850
Trend Micro, Inc.	6,000	219,957
		1,283,490
Korea, Republic Of — 1.4%
Kangwon Land, Inc.	3,919	143,463

Netherlands — 0.7%
AKZO Nobel NV	1,074	69,589

Singapore — 1.7%
DBS Group Holdings Ltd.	15,400	177,074

Switzerland — 4.8%
Nestle SA, Registered Shares	2,525	202,469
Roche Holding AG	312	76,781
Swiss Life Holding, Registered Shares	694	158,639
Wolseley plc	1,168	65,050
		502,939
United Kingdom — 7.6%
BAE Systems plc	22,814	161,202
Compass Group plc	13,220	251,196
GlaxoSmithKline plc	8,774	195,974
Unilever plc	4,103	191,838
		800,210
United States — 51.3%
Altria Group, Inc.	3,621	245,142
AutoZone, Inc.(a)	306	249,074
Avery Dennison Corp.	3,041	236,863
C.H. Robinson Worldwide, Inc.	2,806	195,354
Cintas Corp.	1,624	174,206
CVS Health Corp.	1,618	150,021
Dollar General Corp.	2,396	226,997
Dr Pepper Snapple Group, Inc.	2,536	249,821
Everest Re Group Ltd.	894	168,975
Exxon Mobil Corp.	2,476	220,240
HCA Holdings, Inc.(a)	3,037	234,244
Illinois Tool Works, Inc.	2,129	245,687
Intel Corp.	4,022	140,206
J.B. Hunt Transportation Services, Inc.	2,635	219,048
Johnson & Johnson	1,859	232,803
JPMorgan Chase & Co.	3,557	227,541
Kimberly-Clark Corp.	1,822	236,040
Linear Technology Corp.	1,748	104,863
Microsoft Corp.	1,473	83,490
Omnicom Group, Inc.	2,632	216,587
Philip Morris International, Inc.	1,709	171,344
Quintiles Transnational Holdings, Inc.(a)	3,268	253,728
The Goldman Sachs Group, Inc.	797	126,572
The Home Depot, Inc.	643	88,888
The TJX Co., Inc.	1,105	90,301
The Travelers Co., Inc.	2,083	242,086
Tyson Foods, Inc.	1,554	114,374
Verizon Communications, Inc.	3,959	219,368
		5,363,863
TOTAL COMMON STOCKS
(COST $9,680,204)		10,331,053

Investment Companies — 1.4%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.23%(b)	143,400	143,400

TOTAL INVESTMENT COMPANIES
(COST $143,400)		143,400
TOTAL INVESTMENT SECURITIES
(COST $9,823,604) — 100.3%		10,474,453
Other Assets (Liabilities) - (0.3)%		(34,211)
NET ASSETS - 100%		$10,440,242
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
ADR	American Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	9.1
Insurance	7.9
Software	6.3
Specialty Retail	6.1
IT Services	5.7
Tobacco	5.3
Hotels, Restaurants & Leisure	4.3
Diversified Telecommunication Services	4.1
Pharmaceuticals	4.1
Oil, Gas & Consumable Fuels	3.4
Food Products	3.0
Media	2.5
Machinery	2.4
Life Sciences Tools & Services	2.4
Beverages	2.4
Containers & Packaging	2.3
Semiconductors & Semiconductor Equipment	2.3
Household Products	2.3
Health Care Providers & Services	2.2
Multiline Retail	2.2
Road & Rail	2.1
Air Freight & Logistics	1.9
Personal Products	1.8
Commercial Services & Supplies	1.7
Chemicals	1.6
Aerospace & Defense	1.5
Investment Companies	1.4
Food & Staples Retailing	1.4
Wireless Telecommunication Services	1.3
Electrical Equipment	1.3
Capital Markets	1.2
Household Durables	0.9
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.6
Total	99.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 91.6%
Australia — 0.9%
BHP Billiton Ltd., 5.63%, 10/22/79,
Callable 10/22/24 @ 100 (a),(b)	200,000	246,643

Austria — 1.7%
Sappi Ltd., Registered, 4.00%, 4/1/23,
Callable 4/1/19 @ 102 (b)	100,000	116,542
Telekom Austria AG, 5.62%, 12/29/49,
Callable 2/1/18 @ 100 (a),(b)	300,000	354,521
		471,063
Belgium — 1.2%
KBC Groep NV, 5.62%, 3/29/49,
Callable 3/19/19 @ 100 (a),(b)	300,000	325,948

Denmark — 2.6%
Danske Bank A/S, 5.75%, 10/31/49,
Callable 4/6/20 @ 100 (a),(b)	200,000	227,120
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/23 @ 100 (a),(b)	300,000	380,648
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	106,033
		713,801
France — 26.0%
Accor SA, 4.12%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	300,000	336,042
Arkema SA, 4.75%, 10/29/49, Callable
10/29/20 @ 100 (a),(b)	300,000	354,368
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	400,000	463,439
BNP Paribas Cardif SA, 4.03%,
11/29/49, Callable 11/25/25 @ 100
(a),(b)	200,000	222,679
BPCE SA, 12.50%, 9/29/49, Callable
9/30/19 @ 100 (a),(b)	200,000	296,300
Credit Agricole Assurances SA, 4.50%,
10/31/49, Callable 10/14/25 @ 100
(a),(b)	200,000	222,749
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	200,000	221,737
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	200,000	262,708
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	300,000	364,717
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable 1/29/25
@ 100 (a),(b)	200,000	220,227
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 103 (b)	200,000	226,935
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 102 (b)	400,000	457,223
GDF SUEZ, Series N10, 3.87%, 6/2/49,
Callable 6/2/24 @ 100 (a),(b)	300,000	370,266
HomeVi SAS, Registered, 6.88%,
8/15/21, Callable 8/15/17 @ 103
(b)	100,000	119,063
Lion Polaris II SAS, Registered, 4.25%,
8/1/19, Callable 5/16/16 @ 100
(a),(b)	93,917	105,201
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 102
(b)	250,000	285,262
Orange SA, 5.25%, 12/29/49, Callable
2/7/24 @ 100 (a),(b)	750,000	934,848
Rexel SA, 3.50%, 6/15/23, Callable
6/15/19 @ 100 (b)	150,000	172,037
Scor Se, 3.62%, 5/27/48 (a)	200,000	230,079
Solvay SA, 5.42%, 11/29/49, Callable
11/12/23 @ 100 (a),(b)	300,000	358,319
Suez Environnement Co., 2.50%,
12/29/49, Callable 3/30/22 @ 100
(a),(b)	100,000	116,458
Total SA, Series E, 2.62%, 12/29/49,
Callable 2/26/25 @ 100 (a),(b)	300,000	318,603
Total SA, 3.88%, 12/29/49, Callable
5/18/22 @ 100 (a),(b)	150,000	175,567
Veolia Environnement SA, 4.45%,
1/29/49, Callable 4/16/18 @ 100
(a),(b)	200,000	235,599
		7,070,426
Germany — 11.1%
Allianz SE, 4.75%, 10/29/49, Callable
10/24/23 @ 100 (a),(b)	200,000	249,354
Bayer AG, 3.75%, 7/1/74, Callable
7/1/24 @ 100 (a),(b)	250,000	287,508
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)	100,000	112,908
Commerzbank AG, Series E, 7.75%,
3/16/21	200,000	271,539
Commerzbank AG, Series E, 4.00%,
3/23/26	150,000	174,781
Deutsche Raststatten Gruppe,
Registered, 6.75%, 12/30/20,
Callable 12/30/16 @ 103 (b)	100,000	118,109
Heidelbergcement AG, 2.25%, 6/3/24,
Callable 3/3/24 @ 100 (b)	100,000	116,625
Merck KGaA, 2.62%, 12/12/74, Callable
6/12/21 @ 100 (a),(b)	200,000	232,983
Muenchener Rueckversicherungs,
5.77%, 6/29/49, Callable 6/12/17
@ 100 (a),(b)	250,000	290,663
Techem Energy Metereing Service
GMBH, Registered, 6.13%,
10/1/19, Callable 6/6/16 @ 104.59
(b)	100,000	116,850
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102 (b)	400,000	458,601
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102 (b)	500,000	592,490
		3,022,411
Ireland — 0.9%
Aquarius & Investment PLC, Series E,
4.25%, 10/2/43 (a)	100,000	125,065
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/1/21,
Callable 3/10/21 @ 100 (b)	100,000	120,874
		245,939
Jersey — 0.4%
Lincoln Finance Holdings Pte Ltd.,
Registered, 6.88%, 4/15/21,
Callable 4/15/18 @ 103.44 (b)	100,000	120,734

Luxembourg — 7.5%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	200,000	242,865

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Luxembourg, continued
Fiat Chrysler Automobiles NV, Series G,
4.75%, 7/15/22	200,000	244,575
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	100,000	126,156
Glencore International AG, Series E,
1.75%, 3/17/25, Callable 12/17/24
@ 100 (b)	100,000	101,170
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	300,000	415,861
P4 SP Zoo, Registered, 5.25%, 2/1/19,
Callable 6/6/16 @ 103 (b)	100,000	114,708
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	300,000	431,491
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102 (b)	200,000	232,524
Trinseo Materials Operating Sca /
Trinseo Material, 6.38%, 5/1/22	100,000	116,307
		2,025,657
Mexico — 1.4%
America Movil Sab de CV, Series B,
6.37%, 9/6/73, Callable 9/6/23 @
100 (a),(b)	200,000	261,321
Cemex SAB de CV, Registered, 4.38%,
3/5/23, Callable 3/5/19 @ 102 (b)	100,000	110,047
		371,368
Netherlands — 17.4%
ABN AMRO Bank NV, 7.13%, 7/6/22	200,000	288,924
ABN AMRO Bank NV, 5.75%, 12/29/49,
Callable 9/22/20 @ 100 (a),(b)	200,000	217,153
Allianz SE, 4.37%, 12/29/49, Callable
2/17/17 @ 100 (a),(b)	200,000	226,980
Cooperatieve Rabobank UA, 5.50%,
1/22/49, Callable 6/29/20 @ 100
(a),(b)	200,000	220,227
Fresenius SE & Co., Registered, 4.00%,
2/1/24	250,000	334,673
Gas Natural Fenosa Finance BV,
4.13%, 11/29/49, Callable 11/18/22
@ 100 (a),(b)	100,000	113,783
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 102 (b)	250,000	295,546
Iberdrola SA, 5.75%, 2/27/49, Callable
2/27/18 @ 100 (a),(b)	200,000	240,345
ING Bank NV, Series E, 3.00%, 4/11/28,
Callable 4/11/23 @ 100 (a),(b)	100,000	117,634
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable 7/15/16
@ 105 (b)	100,000	118,015
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	300,000	360,106
NN Group NV, 4.62%, 4/8/44, Callable
4/8/24 @ 100 (a),(b)	200,000	237,910
PHOENIX Pharmahandel GmbH & Co.,
3.63%, 7/30/21	200,000	248,519
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 5/15/17 @ 102
(b)	300,000	347,110
Swiss Reinsurance Co., 2.60%,
12/29/49, Callable 9/1/25 @ 100
(a),(b)	400,000	427,615
Telefonica SA, 7.62%, 9/29/49, Callable
9/18/21 @ 100 (a),(b)	200,000	256,000
UPC Holding BV, Registered, 6.38%,
9/15/22, Callable 9/15/17 @ 103
(b)	100,000	119,817
Volkswagen AG, 2.50%, 12/29/49,
Callable 3/20/22 @ 100 (a),(b)	300,000	321,957
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	200,000	236,884
		4,729,198
Spain — 2.1%
Almirall SA, Registered, 4.63%, 4/1/21,
Callable 4/1/17 @ 102 (b)	100,000	116,403
Banco Santander SA, 6.25%, 3/12/49,
Callable 3/12/19 @ 100 (a),(b)	100,000	99,516
Caixabank SA, 5.00%, 11/14/23,
Callable 11/14/18 @ 100 (a),(b)	100,000	117,746
Ence Energia y Celulosa SA,
Registered, 5.38%, 11/1/22,
Callable 11/1/18 @ 102.69 (b)	100,000	120,188
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	100,000	115,185
		569,038
Sweden — 1.3%
Hoist Kredit AB, 3.13%, 12/9/19	100,000	114,649
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	200,000	229,730
		344,379
Switzerland — 2.2%
Credit Suisse AG, 5.75%, 9/18/25,
Callable 9/18/20 @ 100 (a),(b)	200,000	241,753
UBS AG, 4.75%, 2/12/26, Callable
2/12/21 @ 100 (a),(b)	100,000	119,895
UBS Group AG, 5.75%, 12/29/49,
Callable 2/19/22 @ 100 (a),(b)	200,000	230,847
		592,495
United Kingdom — 10.5%
Aviva PLC, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	300,000	322,418
Barclays Bank PLC, 14.00%, 11/29/49,
Callable 6/15/19 @ 100 (a),(b)	150,000	249,342
Barclays PLC, 6.50%, 12/29/49,
Callable 9/15/19 @ 100 (a),(b)	200,000	210,725
GKN Holdings PLC, 5.38%, 9/19/22	150,000	231,169
Heathrow Finance PLC, 5.38%, 9/2/19	300,000	429,711
Lloyds Banking Group PLC, 6.37%,
6/27/49, Callable 6/27/20 @ 100
(a),(b)	200,000	218,551
National Grid PLC, 4.25%, 6/18/76,
Callable 6/18/20 @ 100 (a),(b)	350,000	424,613
Nationwide Building Society, Series E,
6.87%, 3/11/49, Callable 6/20/19
@ 100 (a),(b)	100,000	127,193
Rexam PLC, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	100,000	111,795
Royal Bank of Scotland Group PLC,
5.50%, 11/29/49, Callable 6/30/16
@ 100 (b)	150,000	159,281
SSE PLC, 3.88%, 12/29/49, Callable
9/10/20 @ 100 (a),(b)	200,000	260,309
Worldpay Finance PLC, Registered,
3.75%, 11/15/22	100,000	116,821
		2,861,928
United States — 4.4%
Kinder Morgan, Inc., 2.25%, 3/16/27	100,000	109,130

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
United States, continued
MPT Operating Partnership LP, 4.00%,
8/19/22, Callable 5/19/22 @ 100
(b)	100,000	118,554
Newell Brands, Inc., Registered, 3.75%,
10/1/21	300,000	374,107
PVH Corp., 3.63%, 7/15/24	100,000	117,487
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	100,000	121,572
VWR Funding, Inc., 4.63%, 4/15/22,
Callable 4/15/18 @ 102.31 (b)	100,000	115,144
ZF Friedrichshafen AG, 2.75%, 4/27/23	200,000	235,878
		1,191,872
TOTAL FOREIGN BONDS
(COST $22,984,975)		24,902,900

Yankee Dollar — 0.8%
Austria — 0.8%
Erste Group Bank AG, 5.50%, 5/26/25
(a)	200,000	206,500

TOTAL YANKEE DOLLAR
(COST $198,417)		206,500

	Shares
Investment Companies — 3.1%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.23%(c)	847,092	847,092

TOTAL INVESTMENT COMPANIES
(COST $847,092)		847,092
TOTAL INVESTMENT SECURITIES
(COST $24,030,484) — 95.5%		25,956,492
Other Assets (Liabilities) - 4.5%		1,231,154
NET ASSETS - 100%		$27,187,646
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2016.
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.1
Insurance	12.4
Diversified Telecommunication Services	7.8
Auto Components	6.0
Multi-Utilities	4.3
Electric Utilities	4.1
Media	3.6
Investment Companies	3.1
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	3.0
Chemicals	3.0
Capital Markets	2.6
Containers & Packaging	2.5
Pharmaceuticals	2.4
Construction Materials	2.3
Diversified Financial Services	2.2
Oil, Gas & Consumable Fuels	2.2
Automobiles	2.1
Transportation Infrastructure	2.0
Commercial Services & Supplies	1.4
Household Durables	1.4
Wireless Telecommunication Services	1.4
Metals & Mining	1.3
Real Estate Management & Development	0.9
IT Services	0.8
Paper & Forest Products	0.8
Road & Rail	0.8
Machinery	0.8
Trading Companies & Distributors	0.6
Food & Staples Retailing	0.4
Textiles, Apparel & Luxury Goods	0.4
Distributors	0.4
Real Estate Investment Trusts	0.4
Total	95.5

At July 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
British Pound	Royal Bank of Canada	9/8/16	8,000	10,624	10,592	32

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2016 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
British Pound	Royal Bank of Canada	9/8/16	1,225,000	1,587,171	1,621,934	(34,763)
European Euro	Royal Bank of Canada	9/8/16	291,000	320,822	325,830	(5,008)
European Euro	Societie Generale	9/8/16	21,846,000	24,239,825	24,460,796	(220,971)
				26,158,442	26,419,152	(260,710)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2016

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of July 31, 2016, the Trust is composed of 20 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively
the "Money Markets Funds")

Aggressive Strategy Fund	Aggressive Strategy Fund
Balance Strategy Fund	Balance Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a "World Selection Fund", collectively
the "World Selection Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Total Return Fund	Total Return Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity	Asia ex-Japan Smaller Companies Equity Fund
Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund	Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund
(Individually an "Global Fund", collectively the
"Global Funds")

The Feeder Fund, Money Market Funds, World Selection Funds and Global Funds are collectively referred to as the “Funds.”

The Opportunity Portfolio (the “Portfolio”) is a diversified series of the Trust. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio.

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolio (as defined below):

		Proportionate Interest on
Feeder Fund	Respective Portfolio	July 31, 2016
Opportunity Fund	HSBC Opportunity Portfolio	6.07
Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	93.93

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds and exchange-traded funds managed by other investment advisers (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Global Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles (“GAAP’’) in the United States of America. The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Fund, Global Funds and Portfolio

The Feeder Fund, Global Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments into the Portfolio on a trade date basis.

B. Portfolio, Money Market Funds and Global Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

C. World Selection Funds

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the "Board"). Therefore, not all restricted securities are considered illiquid. Disposal of these securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. At July 31, 2016 , all restricted securities held were deemed liquid.

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund may invest in participation notes or participatory notes ("P-notes"). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds' Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Fund may enter into forward foreign currency exchange contracts. The Global Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

As of July 31, 2016, the Global Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Global Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

The Global Funds did not invest in options during the period ended July 31, 2016.

Futures Contracts:

The Global Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Global Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Global Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Global Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Global Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2016, the Emerging Markets Debt Fund and the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Global Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, as the case may be. These upfront receipts and payments are amortized to gain or losses over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as "unrealized appreciation or depreciation on swap agreements" and, when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements". A Global Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Global Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Global Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Global Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Global Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Global Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at pre-arranged exposure levels to cover a Global Fund's exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of July 31, 2016, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund, Total Return Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The only transfers between levels as of July 31, 2016 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds record their investments in the Portfolio at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio and Global Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales rice would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts and options contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Global Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Global Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio and Global Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Global Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolio or Global Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Global Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Global Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Global Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Global Fund uses such a valuation model, the value assigned to the Global Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Global Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of July 31, 2016 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	178,721,982	–	–	178,721,982
Investment Company	5,291,457	–	–	5,291,457
Total Investment Securities	184,013,439	–	–	184,013,439

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	11,100,817	–	11,100,817
Total Investment Securities	–	11,100,817	–	11,100,817

Opportunity Fund (Advisor)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	171,846,634	–	171,846,634
Total Investment Securities	–	171,846,634	–	171,846,634

Prime Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	2,675,002,323	–	2,675,002,323
Commercial Paper and Notes	–	1,994,424,908	–	1,994,424,908
Yankee Dollar	–	102,108,919	–	102,108,919
Corporate Bond	–	35,749,875	–	35,749,875
Time Deposits	–	2,063,000,000	–	2,063,000,000
Total Investment Securities	–	6,870,286,025	–	6,870,286,025

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	2,738,085,758	–	2,738,085,758
U.S. Treasury Obligations	–	150,050,350	–	150,050,350
Repurchase Agreements	–	2,425,000,000	–	2,425,000,000
Total Investment Securities	–	5,313,136,108	–	5,313,136,108

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,059,986,907	–	1,059,986,907
Total Investment Securities	–	1,059,986,907	–	1,059,986,907

Aggressive Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	855,858	–	–	855,858
Exchange Traded Funds	5,330,840	–	–	5,330,840
Unaffiliated Investment Companies	8,057,262	–	–	8,057,262
Total Investment Securities	14,243,960	–	–	14,243,960

Balanced Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	3,984,504	–	–	3,984,504
Exchange Traded Funds	11,869,238	–	–	11,869,238
Unaffiliated Investment Companies	20,359,304	–	–	20,359,304
Total Investment Securities	36,213,046	–	–	36,213,046

Moderate Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	3,886,620	–	–	3,886,620
Exchange Traded Funds	16,687,001	–	–	16,687,001
Unaffiliated Investment Companies	14,620,901	–	–	14,620,901
Total Investment Securities	35,194,522	–	–	35,194,522

Conservative Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	1,570,209	–	–	1,570,209
Exchange Traded Funds	9,749,331	–	–	9,749,331
Unaffiliated Investment Companies	4,141,496	–	–	4,141,496
Total Investment Securities	15,461,036	–	–	15,461,036

Income Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	76,260	–	–	76,260
Exchange Traded Funds	641,133	–	–	641,133
Unaffiliated Investment Companies	220,835	–	–	220,835
Total Investment Securities	938,228	–	–	938,228

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	8,333,026	–	8,333,026
Corporate Bonds	–	97,808	–	97,808
Investment Company	505,615	–	–	505,615
Treasury Note	–	203,078	–	203,078
Total Investment Securities	505,615	8,633,912	–	9,139,527
Other Financial Instruments:(a)
Futures Contracts	107	–	–	107
Credit Default Swaps	–	47,003	–	47,003
Forward Currency Contracts	–	10,565	–	10,565
Total Investments	505,722	8,691,480	–	9,197,202

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	14,694,370	–	14,694,370
Investment Company	6,157,387	–	–	6,157,387
Total Investment Securities	6,157,387	14,694,370	–	20,851,757
Other Financial Instruments:(a)
Interest Rate Swaps	–	(118,938)	–	(118,938)
Forward Currency Contracts	–	43,671	–	43,671
Total Investments	6,157,387	14,619,103	–	20,776,490

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	50,054,431	–	–	50,054,431
Convertible Corporate Bonds	–	214,800	–	214,800
Participatory Notes	–	5,442,016	–	5,442,016
Investment Company	748,489	–	–	748,489
Total Investment Securities	50,802,920	5,656,816	–	56,459,736

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,747,112	–	6,747,112
Yankee Dollars	–	35,403,001	–	35,403,001
Corporate Bonds	–	1,535,292	–	1,535,292
Investment Company	24,578,993	–	–	24,578,993
U.S. Treasury Obligation	–	3,024,446	–	3,024,446
Total Investment Securities	24,578,993	46,709,851	–	71,288,844
Other Financial Instruments:(a)
Futures Contracts	22,866	–	–	22,866
Interest Rate Swaps	–	(323,258)	–	(323,258)
Credit Default Swaps	–	515,987	–	515,987
Forward Currency Contracts	–	25,501	–	25,501
Total Investments	24,601,859	46,928,081	–	71,529,940

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	9,704,549	–	–	9,704,549
Exchange-Traded Funds	1,097,621	–	–	1,097,621
Total Investment Securities	10,802,170	–	–	10,802,170

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,361,598	–	4,361,598
Yankee Dollars	–	5,135,816	–	5,135,816
Corporate Bonds	–	12,632,513	–	12,632,513
Investment Company	2,914,967	–	–	2,914,967
Total Investment Securities	2,914,967	22,129,927	–	25,044,894
Other Financial Instruments:(a)
Credit Default Swaps	–	29,003	–	29,003
Forward Currency Contracts	–	(62,866)	–	(62,866)
Total Investments	2,914,967	22,096,064	–	25,011,031

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	5,798,311	–	5,798,311
Yankee Dollars	–	7,948,595	–	7,948,595
Corporate Bonds	–	10,210,410	–	10,210,410
Exchange Traded Fund	153,435	–	–	153,435
Investment Company	1,674,224	–	–	1,674,224
Treasury Note	–	41,631	–	41,631
Total Investment Securities	1,827,659	23,998,947	–	25,826,606
Other Financial Instruments:(a)
Credit Default Swap	–	(15,847)	–	(15,847)
Forward Currency Contracts	–	(85,172)	–	(85,172)
Total Investments	1,827,659	23,897,928	–	25,725,587

Global Equity Volatility Focused Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	10,331,053	–	–	10,331,053
Investment Company	143,400	–	–	143,400
Total Investment Securities	10,474,453	–	–	10,474,453

Euro High Yield Bond Fund (USD Hedged)
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	24,902,900	–	24,902,900
Yankee Dollar	–	206,500	–	206,500
Investment Company	847,092	–	–	847,092
Total Investment Securities	847,092	25,109,400	–	25,956,492
Other Financial Instruments:(a)
Forward Currency Contracts	–	(260,710)	–	(260,710)
Total Investments	847,092	24,848,690	–	25,695,782

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(c)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund's investments.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Concentration of Market Risk: The Total Return Fund's investment concentration in Brazilian securities and related derivatives may carry certain risks not ordinarily associated with investments that are less concentrated in a specific region or issuer. The risks include future political and economic developments that may adversely affect the value of the Fund's securities and related derivatives.

1. Federal Income Tax Information:

At July 31, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund Name	Tax Cost ($)	Gross Tax Unrealized Appreciation ($)	Gross Tax Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Opportunity Portfolio	168,485,092	21,966,679	(6,438,332)	15,528,347
Prime Money Market Fund	6,870,286,025	-	-	-
U.S. Government Money Market Fund	5,313,136,108	-	-	-
U.S. Treasury Money Market Fund	1,059,986,907	-	-	-
Aggressive Strategy Fund	14,322,252	667,659	(745,951)	(78,292)
Balanced Strategy Fund	36,741,247	1,388,915	(1,917,116)	(528,201)
Moderate Strategy Fund	35,148,750	1,224,439	(1,178,667)	45,772
Conservative Strategy Fund	15,157,649	513,899	(210,512)	303,387
Income Strategy Fund	919,691	30,131	(11,594)	18,537
Emerging Markets Debt Fund	8,896,892	396,167	(153,532)	242,635
Emerging Markets Local Debt Fund	21,835,181	313,880	(1,297,304)	(983,424)
Frontier Markets Fund	60,911,458	7,189,876	(11,641,598)	(4,451,722)
Total Return Fund	71,648,551	1,369,114	(1,728,821)	(359,707)
Asia ex-Japan Smaller Companies Equity Fund	9,764,873	1,433,194	(395,897)	1,037,297
Global High Yield Bond Fund	24,925,551	547,509	(428,166)	119,343
Global High Income Bond Fund	24,937,200	1,023,044	(133,638)	889,406
Global Equity Volatility Focused Fund	9,823,604	827,393	(176,544)	650,849
Euro High Yield Bond Fund	24,030,484	1,984,460	(58,452)	1,926,008

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 23, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 23, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	September 23, 2016